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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        2/28

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	VK-CBD-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–87.45%

Advertising–0.06%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$535,000	$549,965

Aerospace & Defense–0.98%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	610,000	680,912
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	534,000	589,402
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	224,000	217,840
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	654,000	693,240
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/21(b)	115,000	117,156
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	5,355,000	5,389,670
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	980,000	1,073,530
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	210,000	214,463
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	355,000	351,894
6.00%, 07/15/22	105,000	106,706
6.50%, 07/15/24	220,000	225,775
		9,660,588

Agricultural & Farm Machinery–0.03%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	274,000	254,820

Agricultural Products–0.02%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	153,000	155,295

Airlines–0.95%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	317,837	338,298
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,086,077	2,315,546
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	61,505	67,771
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,539,693	1,627,263

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	$1,805,502	$1,930,759
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Pass Through Ctfs., 4.63%, 09/03/22	2,545,000	2,513,187
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 12/01/20	460,000	471,500
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	80,093	81,294
		9,345,618

Alternative Carriers–0.11%

Level 3 Communications Inc., Sr. Unsec. Notes, 5.75%, 12/01/22(b)	240,000	242,400
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	585,000	595,237
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 01/15/21	270,000	283,500
		1,121,137

Apparel Retail–1.70%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	707,000	763,560
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	97,000	105,003
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	84,656
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	804,000	826,110
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	146,000	155,855
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	14,720,000	14,813,969
		16,749,153

Apparel, Accessories & Luxury Goods–0.02%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	54,313

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$165,000	$172,012
		226,325

Application Software–0.04%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	387,000	391,837

Asset Management & Custody Banks–1.91%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	4,515,000	4,763,674

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	1,435,000	1,460,237

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	4,355,000	4,683,680

Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	5,900,000	6,853,357

KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	750,000	798,892

Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	232,000	228,520
		18,788,360

Auto Parts & Equipment–0.78%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	235,000	250,863

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	550,000	576,125

Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	200,000	202,500

Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	932,000	958,189

Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	4,850,000	4,958,931

Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	200,000	199,250

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	550,000	562,375
		7,708,233

	Principal Amount	Value

Automobile Manufacturers–0.54%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	$3,805,000	$3,901,076

General Motors Financial Co. Inc, Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	1,348,000	1,369,063
		5,270,139

Automotive Retail–0.71%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	3,940,000	4,477,003

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	215,000	218,225

Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(b)	75,000	74,625

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/21	2,000,000	2,191,909
		6,961,762

Biotechnology–0.42%

Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	2,268,000	2,328,710

Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.50%, 02/01/25	1,719,000	1,771,157
		4,099,867

Broadcasting–0.13%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	324,000	339,390

iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(b)	186,000	182,280
Sr. Unsec. Global Notes, 10.00%, 01/15/18	162,000	129,802

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	630,000	617,400

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	36,225
		1,305,097

Building Products–0.36%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	720,000	752,400

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	467,000	486,847

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	615,000	635,756

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	342,000	339,213

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	830,000	900,550

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Building Products–(continued)

USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	$81,000	$83,835
7.88%, 03/30/20(b)	320,000	347,200
		3,545,801

Cable & Satellite–3.78%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	600,000	622,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	635,000	641,350
5.25%, 09/30/22	255,000	255,000
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	170,000	173,188
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,450,709
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,981,922
5.70%, 05/15/18	2,005,000	2,277,542
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,474,865
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	2,185,000	3,146,011
9.38%, 01/15/19(b)	1,860,000	2,367,105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	3,670,000	3,800,968
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,475,000	1,555,838
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,704,000	1,733,820
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/24(b)	290,000	292,900
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	238,950
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	1,050,000	1,205,855
5.95%, 04/01/41	3,964,000	5,039,620
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	400,000	408,880
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,912,686
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,615,368
		37,195,077

	Principal Amount	Value

Casinos & Gaming–0.15%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$385,000	$411,950
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	40,000	39,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	86,000	76,325
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	295,000	317,125
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	235,000	237,350
7.75%, 03/15/22	327,000	369,510
		1,451,660

Catalog Retail–1.45%

QVC Inc., Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	2,573,000	2,625,540
Sr. Sec. Gtd. Notes, 4.45%, 02/15/25(b)	4,045,000	3,957,884
5.45%, 08/15/34(b)	7,880,000	7,720,354
		14,303,778

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	605,000	607,269
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	218,000	205,465
		812,734

Commercial Printing–0.01%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	142,000	145,373

Communications Equipment–0.23%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	520,725
9.00%, 04/01/19(b)	521,000	536,630
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	1,210,000	1,211,953
		2,269,308

Construction & Engineering–0.11%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	180,000	189,960
5.88%, 10/15/24(b)	353,000	377,212
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	500,000	525,000
		1,092,172

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–0.30%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	$448,000	$473,760
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	630,000	655,200
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	413,000	423,325
6.75%, 06/15/21	186,000	195,765
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	565,000	586,894
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	549,000	565,470
		2,900,414

Construction Materials–0.18%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	230,000	231,869
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	406,900
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	210,000	215,775
7.50%, 02/15/19(b)	393,000	403,808
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	437,000	470,867
		1,729,219

Consumer Finance–0.56%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	102,000	104,168
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	2,004,804
Navient Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,442,384
		5,551,356

Data Processing & Outsourced Services–0.35%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,505,687
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	703,000	740,786
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	748,000	891,990
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	261,000	302,760
		3,441,223

	Principal Amount	Value

Department Stores–0.60%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	$5,795,000	$5,910,900

Distillers & Vintners–0.02%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	231,320	216,284

Diversified Banks–9.20%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	2,000,000	1,979,410
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,860,000	2,023,264
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	4,036,497
Series X, Jr. Unsec. Sub. Notes, 6.25% (d)	2,390,000	2,395,975
Series Z, Jr. Unsec. Sub. Notes, 6.50% (d)	4,500,000	4,657,500
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	2,850,000	2,906,380
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,937,433
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	838,669
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,342,442
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	2,015,000	2,083,288
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	4,215,239
5.50%, 09/13/25	4,845,000	5,431,828
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	2,785,000	2,785,000
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	2,535,000	2,550,844
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88% (b)(d)	2,205,000	2,290,444
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,593,603
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	1,380,000	1,438,997

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	$2,070,000	$2,218,849
Unsec. Sub. Global Notes, 5.25%, 03/14/44	2,215,000	2,449,926
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,782,130
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	5,560,000	5,629,500
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	2,005,000	1,974,925
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	3,045,000	3,045,000
6.13% (b)(d)	1,900,000	1,909,500
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(d)	760,000	989,900
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	445,456
Unsec. Sub. Notes, 6.13%, 12/15/22	235,000	257,637
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,925,000	1,944,250
Jr. Unsec. Sub. Notes, 6.00% (b)(d)	2,565,000	2,423,925
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	610,000	618,242
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	1,425,000	1,538,796
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	3,830,000	4,025,331
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,434,915
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,417,306
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	7,865,000	8,925,019
		90,537,420

Diversified Capital Markets–0.71%

Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	2,065,000	2,070,569
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	1,284,000	1,427,948
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(d)	3,550,000	3,470,125
		6,968,642

	Principal Amount	Value

Diversified Chemicals–0.35%

Eastman Chemical Co., Sr. Unsec. Global Notes, 3.80%, 03/15/25	$3,381,000	$3,462,839

Diversified Metals & Mining–0.77%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	85,000	81,813
6.88%, 04/01/22(b)	614,000	554,135
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	2,787,000	2,786,445
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	403,000	425,165
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	130,000	136,500
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	135,000	127,237
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,320,892
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	2,326,000	2,169,904
		7,602,091

Diversified Support Services–0.16%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,075,000	1,098,400
Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.75%, 09/01/19(b)	500,000	521,875
		1,620,275

Drug Retail–0.99%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,868,592	2,177,042
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,194,613	2,551,073
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 11/18/24	4,899,000	5,010,120
		9,738,235

Electric Utilities–1.09%

Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,697,516
Jr. Unsec. Sub. Notes, 5.63% (b)(d)	2,840,000	3,045,900
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	250,000	0
		10,743,416

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Electrical Components & Equipment–0.02%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	$180,000	$180,450

Electronic Components–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	208,075

Food Distributors–0.27%

Sysco Corp., Sr. Unsec. Gtd. Notes, 3.50%, 10/02/24	2,548,000	2,623,304

Food Retail–0.19%

Kroger Co. (The), Sr. Unsec. Notes, 2.95%, 11/01/21	1,865,000	1,861,925

Gas Utilities–0.10%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	540,000	540,000
6.75%, 01/15/22	100,000	100,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	172,000	170,710
7.38%, 08/01/21	140,000	150,500
		961,710

General Merchandise Stores–0.28%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	3,042,000	2,783,648

Gold–1.52%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	4,800,000	4,964,923
5.70%, 05/30/41	3,000,000	2,900,330
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.95%, 03/15/24(b)	2,860,000	2,742,133
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	720,000	702,900
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,300,426
Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	2,330,000	2,306,113
		14,916,825

Health Care Distributors–0.36%

McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	3,400,000	3,498,702

Health Care Equipment–0.85%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	3,025,000	3,121,036
4.88%, 05/15/44	2,945,000	3,050,297

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	$1,892,000	$1,988,635
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	265,000	245,787
		8,405,755

Health Care Facilities–0.52%

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	200,000	206,500
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	626,532	667,257
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	830,000	883,950
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	407,000	445,665
6.50%, 02/15/20	1,254,000	1,395,075
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	84,000	87,570
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	654,000	698,145
Sr. Unsec. Global Notes, 6.75%, 02/01/20	25,000	26,250
8.13%, 04/01/22	656,000	738,000
		5,148,412

Health Care REIT’s–0.67%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,202,014
Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,136,980
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,205,078
		6,544,072

Health Care Services–0.57%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	4,157,000	4,154,364
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	593,000	622,650
Omnicare Inc., Sr. Unsec. Notes, 5.00%, 12/01/24	185,000	189,394
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	600,000	605,290
		5,571,698

Home Improvement Retail–0.08%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	761,000	744,829

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Homebuilding–0.85%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	$864,000	$849,960
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	169,000	178,717
Sr. Unsec. Gtd. Notes, 8.00%, 11/01/19(b)	154,000	154,000
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	143,000	152,653
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	6,762,308
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	299,000	294,515
		8,392,153

Hotels, Resorts & Cruise Lines–0.33%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	2,770,000	2,927,828
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	174,000	186,832
NCL Corp. Ltd., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/19(b)	80,000	81,100
		3,195,760

Household Products–0.12%

Reynolds Group Holdings Inc., 5.75%, 10/15/20	1,121,000	1,153,229

Independent Power Producers & Energy Traders–0.08%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	208,000	239,200
8.00%, 10/15/17	6,000	6,825
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	505,000	513,206
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	48,435	53,763
		812,994

Industrial Conglomerates–0.45%

Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	4,330,000	4,470,725

Industrial Machinery–1.20%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	47,000	48,528
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	913,000	911,882
3.55%, 11/01/24	4,372,000	4,343,363
4.65%, 11/01/44	1,820,000	1,834,560
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,397,465
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	2,740,000	2,753,151

	Principal Amount	Value

Industrial Machinery–(continued)

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	$454,000	$471,592
		11,760,541

Industrial REIT’s–0.25%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,477,104

Integrated Oil & Gas–1.99%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.54%, 11/04/24	3,311,000	3,321,194
California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	539,000	490,490
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	6,470,000	6,518,525
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,755,000	1,742,934
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	139,000	132,224
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	7,420,000	7,367,142
		19,572,509

Integrated Telecommunication Services–4.11%

AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,503,136
1.70%, 06/01/17	2,340,000	2,361,217
2.95%, 05/15/16	1,555,000	1,601,868
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,062,763
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,685,000	1,742,478
4.75%, 02/16/21(b)	550,000	599,604
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	1,860,000	1,898,616
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	4,038,715
7.05%, 06/20/36	2,865,000	3,744,993
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	392,270
5.05%, 03/15/34	4,630,000	4,980,106
5.15%, 09/15/23	1,505,000	1,697,642
6.40%, 09/15/33	7,400,000	9,211,806
6.40%, 02/15/38	1,915,000	2,377,790
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	2,693,000	2,813,039

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	$400,000	$415,000
		40,441,043

Internet Software & Services–1.81%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	2,928,000	2,931,139
3.60%, 11/28/24(b)	3,396,000	3,407,957
4.50%, 11/28/34(b)	1,485,000	1,525,034
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,904,973
2.75%, 06/09/19	1,755,000	1,762,533
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	719,000	776,520
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	240,000	251,100
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	274,000	280,850
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	95,000	96,425
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	3,805,000	3,890,659
		17,827,190

Investment Banking & Brokerage–3.19%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	2,050,000	2,388,250
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	490,000	554,493
5.75%, 01/24/22	3,600,000	4,167,412
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	4,280,000	4,515,053
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,844,879
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	1,725,000	1,768,125
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	420,308
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	6,348,539
7.63%, 08/13/19(b)	1,860,000	2,254,985
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,536,997
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,631,259
		31,430,300

	Principal Amount	Value

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	$175,000	$176,969

Life & Health Insurance–3.62%

Dai-ichi Life Insurance Co Ltd. (The) (Japan), Unsec. Sub. Notes, 5.10% (b)(d)	3,173,000	3,296,112
MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,809,731
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,363,466
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,896,140
Nippon Life Insurance Co. (Japan), Unsec. Sub. Notes, 5.10%, 10/16/44(b)	2,290,000	2,398,775
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,899,497
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,013,213
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,040,047
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	1,420,000	1,841,386
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	3,040,000	3,101,271
		35,659,638

Managed Health Care–0.46%

Anthem Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,513,725
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,038,960
		4,552,685

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	600,000	609,000

Metal & Glass Containers–0.15%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	345,000	359,663
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	954,000	956,385
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	115,000	117,156
		1,433,204

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Movies & Entertainment–0.81%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	$146,000	$150,562
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	324,725
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	3,360,000	3,720,725
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	3,300,000	3,768,842
		7,964,854

Multi-Line Insurance–1.65%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,418,546
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	4,400,000	4,499,049
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	3,210,000	3,324,671
		16,242,266

Multi-Sector Holdings–0.22%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.40%, 09/01/24	1,315,000	1,338,165
4.55%, 09/01/44	775,000	813,896
		2,152,061

Multi-Utilities–0.38%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	3,755,000	3,755,599

Office REIT’s–0.49%

Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	2,610,000	2,670,755
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	2,110,000	2,176,674
		4,847,429

Office Services & Supplies–0.18%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,750,000	1,794,703

Oil & Gas Drilling–0.77%
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/15/22	27,000	23,051
7.50%, 08/01/20	546,000	501,637
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	290,000	247,588
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	126,000	116,783

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	$2,775,000	$2,755,060
5.85%, 01/15/44	3,983,000	3,895,199
		7,539,318

Oil & Gas Equipment & Services–0.10%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	266,000	276,640
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	420,000	399,525
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	346,000	290,640
		966,805

Oil & Gas Exploration & Production–4.78%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	186,000	170,888
Anadarko Petroleum Corp., Sr. Unsec. Notes, 3.45%, 07/15/24	1,645,000	1,626,657
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	309,000	296,640
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	407,000	398,351
6.00%, 12/01/20	85,000	85,638
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	286,000	252,038
Carrizo Oil & Gas Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	136,000	137,530
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(f)	980,000	982,450
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	146,088
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	2,555,000	2,500,706
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/24	6,866,000	6,966,104
4.15%, 11/15/34	2,704,000	2,747,868
4.30%, 11/15/44	8,387,000	8,644,189
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	7,126,000	7,321,965
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	323,000	298,371
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,260,000	1,268,647
3.25%, 05/15/22	4,500,000	4,545,217

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	$3,450,000	$4,176,122
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	384,000	362,880
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	124,000	101,060
8.50%, 04/15/22	227,000	183,303
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	82,000	62,730
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,471,000	1,486,973
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	475,000	477,375
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	107,000	98,841
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	188,000	174,370
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	467,000	436,645
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	195,000	174,525
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	264,000	205,260
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	569,000	569,000
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	110,000	106,700
		47,005,131

Oil & Gas Refining & Marketing–0.18%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	780,000	747,825
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	970,000	1,006,375
5.88%, 03/01/22	62,000	64,170
		1,818,370

Oil & Gas Storage & Transportation–2.78%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	1,325,000	1,381,312
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	505,000	511,312

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$477,000	$546,761
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	7,161,000	7,284,074
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	3,270,000	3,257,474
Fermaca Enterprises S de RL de C.V. (Mexico), Sr. Sec. Gtd. Notes, 6.38%, 03/30/38(b)	2,000,000	2,105,000
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 4.25%, 09/01/24	4,305,000	4,377,832
5.40%, 09/01/44	5,180,000	5,238,399
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	523,000	541,305
Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	179,000	183,475
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,243,890
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	209,744
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	132,000	126,192
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	364,000	372,190
		27,378,960

Other Diversified Financial Services–2.10%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,512,983
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	895,000	914,466
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	5,336,000	5,664,164
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,995,000	3,975,025
Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	8,315,000	8,556,547
		20,623,185

Packaged Foods & Meats–1.16%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	224,700

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	$581,000	$601,335
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	106,000	111,899
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	2,455,000	2,452,525
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	200,000	212,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	400,000	421,000
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	1,510,000	1,500,185
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	4,553,000	4,748,346
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	273,000	276,413
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	212,000	200,870
6.75%, 12/01/21(b)	100,000	98,250
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	82,000	87,125
6.63%, 08/15/22	140,000	151,725
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	269,000	284,467
		11,370,840

Paper Packaging–0.31%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	17,000	17,149
4.88%, 11/15/22	486,000	491,467
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	2,580,000	2,528,787
		3,037,403

Paper Products–0.08%

Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(b)	178,000	180,892
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	572,000	586,300
		767,192

Personal Products–0.29%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,417,198

	Principal Amount	Value

Personal Products–(continued)

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$399,000	$408,975
		2,826,173

Pharmaceuticals–2.33%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.85%, 06/15/24	1,734,000	1,738,415
4.85%, 06/15/44	5,000,000	5,001,815
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/19(b)	1,450,000	1,461,475
3.38%, 10/08/24(b)	3,255,000	3,306,074
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,432,000	3,496,883
Perrigo Finance PLC, Sr. Unsec. Gtd. Notes, 3.90%, 12/15/24	4,470,000	4,521,718
4.90%, 12/15/44	1,836,000	1,889,859
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	206,000	211,150
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	485,000	491,669
6.38%, 10/15/20(b)	500,000	522,500
6.75%, 08/15/21(b)	126,000	132,615
7.50%, 07/15/21(b)	170,000	184,875
		22,959,048

Property & Casualty Insurance–1.59%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	3,315,000	3,522,187
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,684,665
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	2,105,000	2,489,163
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,210
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,924,729
		15,625,954

Real Estate Development–0.02%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	165,000	162,938

Real Estate Services–0.02%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	172,000	173,290

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Regional Banks–2.04%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	$3,120,000	$3,222,796
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,876,763
Series J, Jr. Unsec. Sub. Stock, 4.90% (d)	2,255,000	2,198,625
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,477,174
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,301,164
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	5,520,000	5,561,400
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	350,000	396,375
		20,034,297

Reinsurance–0.29%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	2,665,000	2,877,130

Renewable Electricity–0.18%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,762,000	1,813,225

Residential REIT’s–0.37%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,684,336

Security & Alarm Services–0.03%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	236,000	248,685

Semiconductor Equipment–0.13%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	929,000	919,710
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	392,000	406,700
		1,326,410

Semiconductors–0.17%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	355,000	368,313
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	167,000	168,670
5.88%, 02/15/22(b)	493,000	523,812
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	600,000	640,500
		1,701,295

	Principal Amount	Value

Sovereign Debt–0.18%

Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	$1,760,000	$1,768,800

Specialized Finance–2.60%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	1,373,000	1,566,936
Sr. Unsec. Notes, 5.13%, 03/15/21	230,000	234,313
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	229,000	237,015
5.00%, 08/01/23	275,000	284,625
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	2,145,000	2,582,237
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	421,000	441,839
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	3,800,000	4,123,000
5.88%, 08/15/22	315,000	341,775
Sr. Unsec. Notes, 8.25%, 12/15/20	1,280,000	1,555,200
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	1,710,000	1,969,836
Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,140,000	2,173,299
4.88%, 02/15/24	7,463,000	8,130,340
5.25%, 07/15/44	1,665,000	1,841,693
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	110,000	114,538
		25,596,646

Specialized REIT’s–1.21%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	285,000	289,631
Sr. Unsec. Notes, 4.88%, 04/15/22	350,000	352,188
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,449,478
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,794,423
		11,885,720

Specialty Chemicals–0.04%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	380,000	382,850

Specialty Stores–0.61%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	931,000	943,801
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	259,000	256,734

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Specialty Stores–(continued)

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	$65,000	$68,575
Tiffany & Co., Sr. Unsec. Notes, 3.80%, 10/01/24(b)	1,429,000	1,458,626
4.90%, 10/01/44(b)	3,176,000	3,302,817
		6,030,553

Steel–0.69%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	288,000	273,240
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	615,000	650,362
6.75%, 02/25/22	180,000	195,624
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	640,000	416,800
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	197,000	212,514
Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	206,000	214,240
5.50%, 10/01/24(b)	145,000	152,975
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	181,000	190,955
7.38%, 02/01/20(b)	543,000	572,865
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	3,888,760
		6,768,335

Technology Hardware, Storage & Peripherals–0.30%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	805,000	826,131
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	2,040,000	2,126,700
		2,952,831

Tobacco–1.19%

Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/20	2,249,000	2,266,453
4.75%, 05/05/21	1,770,000	1,966,303
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	4,925,000	4,940,953
Reynolds American Inc., Sr. Unsec. Gtd. Global Notes, 4.85%, 09/15/23	2,359,000	2,548,280
		11,721,989

	Principal Amount	Value

Trading Companies & Distributors–0.84%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	$3,090,000	$3,151,800
Sr. Unsec. Notes, 5.00%, 10/01/21(b)	890,000	934,500
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	3,960,000	3,988,462
HD Supply Inc., Sr. Sec. Gtd. Notes, 5.25%, 12/15/21(b)	105,000	107,625
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	90,000	96,300
		8,278,687

Water Utilities–0.33%

Aquarion Co. Inc., Sr. Unsec. Notes, 4.00%, 08/15/24(b)	3,255,000	3,245,094

Wireless Telecommunication Services–2.02%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,911,526
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,815,113
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	745,000	813,629
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	395,000
7.00%, 02/15/20(b)	200,000	205,560
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	1,215,000	1,266,638
8.13%, 06/01/23	25,000	26,375
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	1,565,000	1,549,897
5.00%, 03/15/44	4,835,000	5,135,471
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	714,000	697,043
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	390,000	367,575
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	892,000	863,010
11.50%, 11/15/21	80,000	99,800
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	1,155,000	1,273,387
9.00%, 11/15/18(b)	38,000	44,175
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	200,000	205,500
7.88%, 09/15/23	362,000	381,910

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	$250,000	$259,375
Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	615,000	627,300
Wind Acquisition Finance S.A. (Italy), REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 04/30/20(b)	200,000	207,750
Sr. UnSec. Gtd. Notes, 7.38%, 04/23/21(b)	800,000	774,000
		19,920,034
Total U.S. Dollar Denominated Bonds and Notes (Cost $815,842,331)		860,489,298

U.S. Treasury Securities–5.61%

U.S. Treasury Bills–0.21%

0.06%, 08/20/15(g)(h)	765,000	764,471
0.08%, 08/20/15(g)(h)	1,305,000	1,304,097
		2,068,568

U.S. Treasury Notes–3.73%

1.50%, 10/31/19	22,682,000	22,698,855
2.25%, 11/15/24	13,881,900	13,980,443
		36,679,298

U.S. Treasury Bonds–1.67%

3.13%, 08/15/44	15,722,400	16,431,462
Total U.S. Treasury Securities (Cost $54,352,274)		55,179,328
	Shares

Preferred Stocks–2.63%

Asset Management & Custody Banks–0.26%

State Street Corp., Series D, 5.90% Pfd.	99,000	2,589,840

Diversified Banks–0.48%

Citigroup Inc., Series K, 6.88% Pfd.	110,000	2,911,700
Wells Fargo & Co., 5.85% Pfd.	72,000	1,858,320
		4,770,020

Investment Banking & Brokerage–1.46%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	2,948,740
Morgan Stanley, 6.88% Pfd.	150,000	4,039,500
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,335,200
		14,323,440

Regional Banks–0.27%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,612,500

	Shares		Value

Reinsurance–0.16%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.		56,000	$1,579,200
Total Preferred Stocks (Cost $24,195,000)			25,875,000

	Principal Amount

Municipal Obligations–0.54%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(e)		$485,000	310,410
Series 2007 B, Taxable RB, 9.00%, 05/15/18(e)		535,000	342,410
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		2,525,000	2,577,899
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,485,000	1,948,736
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 C, Taxable Redevelopment Education RB, 7.56% (e) *		220,000	44,000
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(e)		330,000	66,000
Total Municipal Obligations (Cost $5,582,014)			5,289,455

Non-U.S. Dollar Denominated Bonds & Notes–0.41%(i)

Auto Parts & Equipment–0.03%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	200,000	252,908

Casinos & Gaming–0.03%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	180,000	296,061

Construction Materials–0.01%

Manutencoop Facility Management SpA (Italy), REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	104,446

Environmental & Facilities Services–0.02%

Waste Italia SpA (Italy), Sr. Sec. Gtd. Bonds, 10.50%, 11/15/19(b)	EUR	175,000	201,275

Food Distributors–0.03%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	200,000	325,546

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.04%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	$277,224
TUI AG (Germany), Sr. Unsec. Notes, 4.50%, 10/01/19(b)	EUR	100,000	129,469
			406,693

Integrated Telecommunication Services–0.04%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	102,000	168,899
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(b)	GBP	107,000	177,239
			346,138

Internet Software & Services–0.03%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	245,000	323,825

Multi-Sector Holdings–0.05%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	177,922
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	200,000	284,674
			462,596

Other Diversified Financial Services–0.08%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	99,969
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	360,822
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	339,735
			800,526

Personal Products–0.01%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Bonds, 4.75%, 11/15/21(b)	EUR	100,000	130,818

Specialized Finance–0.04%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	162,058
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	113,000	183,125
			345,183
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,205,223)			3,996,015

	Principal Amount	Value
Asset-Backed Securities–0.16%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(f)	$331,379	$332,739
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(f)	1,264,609	1,283,831
Total Asset-Backed Securities (Cost $1,460,707)		1,616,570

	Shares

Common Stocks & Other Equity Interests–0.02%

Broadcasting–0.00%

Adelphia Communications Corp. (j)	8,850	6,815
Adelphia Recovery Trust - Series ACC-1 (j)	859,558	1,977
		8,792

Integrated Telecommunication Services–0.01%

Largo Ltd. -Class A (Luxembourg)(k)	13,363	15,785
Largo Ltd. -Class B (Luxembourg)(k)	120,270	142,066
		157,851

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $184,688)(b)(l)	860	77,400
Total Common Stocks & Other Equity Interests (Cost $912,796)		244,043

Money Market Funds–2.18%

Liquid Assets Portfolio–Institutional Class(m)	10,711,404	10,711,404
Premier Portfolio–Institutional Class(m)	10,711,404	10,711,404
Total Money Market Funds (Cost $21,422,808)		21,422,808
TOTAL INVESTMENTS–99.00% (Cost $927,973,153)		974,112,517
OTHER ASSETS LESS LIABILITIES–1.00%		9,857,038
NET ASSETS–100.00%		$983,969,555

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Investment Abbreviations:

Ctfs.	— Certificates	RB	— Revenue Bonds
Deb.	—Debentures	REGS	—Regulation S
EUR	—Euro	REIT	—Real Estate Investment Trust
GBP	—British Pound	Sec.	—Secured
Gtd.	—Guaranteed	Sr.	—Senior
Jr.	—Junior	Sub.	—Subordinated
Pfd.	—Preferred	Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $247,785,244, which represented 25.18% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $762,820, which represented less than 1% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security.
(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
*	Matured Security

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Corporate Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e.
for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period for American style or on expiration date for European style so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period for American style options or at expiration date for European style options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Invesco Corporate Bond Fund

H.	Call Options Written and Purchased – (continued)

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any. Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the

Invesco Corporate Bond Fund

I.	Swap Agreements – (continued)

agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Corporate Bond Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$47,297,808	$244,043	$—	$47,541,851
U.S. Treasury Securities	—	55,179,328	—	55,179,328
Corporate Debt Securities	—	858,720,498	0	858,720,498
Asset-Backed Securities	—	1,616,570	—	1,616,570
Municipal Obligations	—	5,289,455	—	5,289,455
Foreign Debt Securities	—	3,996,015	—	3,996,015
Foreign Sovereign Debt Securities	—	1,768,800	—	1,768,800
	47,297,808	926,814,709	0	974,112,517
Forward Foreign Currency Contracts*	—	220,870	—	220,870
Futures Contracts*	(700,263)	—	—	(700,263)
Swap Agreements*	—	(614,263)	—	(614,263)
Total Investments	$46,597,545	$926,421,316	$0	$973,018,861

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

	Value
Risk Exposure/ Derivative Type(a)	Assets	Liabilities
Credit risk: Swap agreements(a)	$—	$(614,263)
Currency risk: Forward foreign currency contracts	229,274	(8,404)
Interest rate risk: Futures contracts(a)	683,613	(1,383,876)
Total	$912,887	$(2,006,543)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Invesco Corporate Bond Fund

Effect of Derivative Investments for the nine months ended November 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written
Realized Gain (Loss):
Credit risk	$—	$—	$(471,755)	$—
Currency risk	—	71,520	—	—
Interest rate risk	(7,755,585)	—	—	—
Equity Risk	—	—	—	83,343
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	106,537	—
Currency risk	—	308,043	—	—
Interest rate risk	(491,176)	—	—	—
Total	$(8,246,761)	$379,563	$(365,218)	$83,343

The table below summarizes the nine month average notional value of futures contracts, forward foreign currency contracts and swap agreements and the one month average notional value of options written outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written
Average notional value	$ 209,111,913	$ 8,151,619	$169,638,889	$ 48,200,400

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/14	Citigroup Global Markets Inc.	EUR	1,336,515	USD	1,750,442	$1,661,937	$88,505
12/15/14	Citigroup Global Markets Inc.	GBP	471,355	USD	760,295	736,175	24,120
12/15/14	RBC Capital Markets Corp.	GBP	1,329,750	USD	2,193,490	2,076,841	116,649
12/15/14	Citigroup Global Markets Inc.	USD	332,644	EUR	418,787	413,638	(5,149)
12/15/14	RBC Capital Markets Corp.	USD	60,000	GBP	96,965	93,710	(3,255)
Total Open Forward Foreign Currency Contracts — Currency Risk							$220,870

Currency Abbreviations:

EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Invesco Corporate Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Long	701	March-2015	$83,764,024	$431,149
U.S. Treasury 30 Year Bonds	Long	123	March-2015	17,542,875	252,464
U.S. Ultra Bond	Short	323	March-2015	(51,942,438)	(846,043)
U.S. 10 Year Treasury Notes	Short	630	March-2015	(80,039,531)	(537,833)
Total Futures Contracts – Interest Rate Risk					$(700,263)

Options Written Transactions
	Call Option Contracts					Put Option Contracts
	Number of Contracts	Notional Value		Premiums Received	Number of Contracts	Notional Value		Premiums Received
Beginning of period	—	EUR	—	$—	—	EUR	—	$—
Written	18,000		18,000,000	73,035	18,000		18,000,000	60,254
Closed	(18,000)		(18,000,000)	(73,035)	(18,000)		(18,000,000)	(60,254)
End of period	—	EUR	—	$—	—	EUR	—	$—

Currency Abbreviations:

EUR — Euro

Open Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.37%	$(10,750,000)	$439,947	$(614,263)
(a)	Implied credit spreads represent the current level as of November 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $822,221,197 and $795,618,653, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $863,007,444 and $865,494,405, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,789,634
Aggregate unrealized (depreciation) of investment securities	(7,031,688)
Net unrealized appreciation of investment securities	$44,757,946
Cost of investments for tax purposes is $929,354,571.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	GRE-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.41%

Australia–5.49%

Dexus Property Group	1,693,271	$10,222,929
Federation Centres	4,476,654	10,548,962
Goodman Group	3,120,111	14,465,818
Scentre Group (a)	7,945,914	23,455,774
Stockland	5,206,697	18,213,339
Westfield Corp.	1,940,596	13,659,367
		90,566,189

Austria–0.22%

Conwert Immobilien Invest S.E.	296,868	3,581,430

Brazil–0.68%

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	358,300	1,733,507
Even Construtora e Incorporadora S.A.	519,300	1,162,386
EZ Tec Empreendimentos e Participacoes S.A.	205,300	1,822,992
Helbor Empreendimentos S.A.	519,800	1,131,186
Iguatemi Empresa de Shopping Centers S.A.	157,000	1,592,391
MRV Engenharia e Participacoes S.A.	287,400	942,625
Multiplan Empreendimentos Imobiliarios S.A.	140,500	2,854,444
		11,239,531

Canada–3.03%

Allied Properties REIT	482,892	15,917,661
Boardwalk REIT	120,000	6,930,139
Canadian REIT	269,900	11,426,561
Chartwell Retirement Residences	517,856	5,442,537
H&R REIT	523,700	10,348,535
		50,065,433

China–3.75%

China Overseas Land & Investment Ltd.	8,314,000	24,978,557
China Resources Land Ltd.	2,820,000	7,126,997
China Vanke Co., Ltd. -Class H (a)	2,372,400	4,857,802
Country Garden Holdings Co. Ltd.	1,515,000	631,763
Franshion Properties China Ltd.	10,184,000	2,875,835
Guangzhou R&F Properties Co. Ltd. -Class H	1,803,200	2,222,386
KWG Property Holding Ltd.	3,380,000	2,636,777
Longfor Properties Co. Ltd.	4,065,500	5,457,161
Shenzhen Investment Ltd.	4,302,000	1,275,850
Shimao Property Holdings Ltd.	3,299,000	7,861,414
Sunac China Holdings Ltd.	2,049,000	1,904,928
		61,829,470

Finland–0.28%

Sponda Oyj	1,060,967	4,696,375

	Shares	Value

France–3.57%

Gecina S.A.	39,674	$5,364,708
ICADE	61,470	4,916,858
Klepierre	45,112	2,022,137
Mercialys S.A.	262,794	5,901,250
Unibail-Rodamco S.E.	153,984	40,650,844
		58,855,797

Germany–2.42%

Deutsche Wohnen AG	734,873	17,639,772
GAGFAH S.A. (a)	514,273	9,897,474
LEG Immobilien AG	166,734	12,390,573
		39,927,819

Hong Kong–6.76%

Henderson Land Development Co. Ltd.	1,430,950	9,573,553
Hongkong Land Holdings Ltd.	2,937,000	20,324,040
Hysan Development Co. Ltd.	1,127,000	5,193,237
Kerry Properties Ltd.	147,500	531,588
Link REIT (The)	4,112,000	26,127,813
New World Development Co. Ltd.	6,442,000	7,653,185
Sun Hung Kai Properties Ltd.	2,563,000	37,397,697
Wharf Holdings Ltd. (The)	662,000	4,751,480
		111,552,593

Indonesia–0.56%

PT Bumi Serpong Damai	13,756,800	1,994,882
PT Ciputra Development Tbk	15,817,500	1,697,602
PT Lippo Karawaci Tbk	23,260,500	2,220,095
PT Summarecon Agung Tbk	27,465,000	3,294,733
		9,207,312

Japan–10.87%

Activia Properties, Inc.	516	4,263,780
Hulic Reit, Inc.	2,555	3,919,015
Japan Hotel REIT Investment Corp.	9,492	6,172,359
Japan Logistics Fund Inc.	2,341	5,256,996
Japan Prime Realty Investment Corp.	2,538	9,203,243
Japan Real Estate Investment Corp.	2,276	11,225,547
Japan Retail Fund Investment Corp.	2,078	4,323,332
Kenedix Office Investment Corp.	1,623	8,954,389
Mitsubishi Estate Co. Ltd.	1,513,000	34,046,323
Mitsui Fudosan Co., Ltd.	1,980,000	57,213,528
Mori Hills REIT Investment Corp.	4,486	6,276,319
Nippon Prologis REIT Inc.	3,545	7,724,827
Sumitomo Realty & Development Co. Ltd.	482,000	16,639,800
United Urban Investment Corp.	2,551	4,097,673
		179,317,131

Malaysia–0.41%

IGB REIT	4,176,100	1,641,704
KLCCP Stapled Group	948,700	1,906,822
Mah Sing Group Berhad	2,678,000	1,844,331

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

SP Setia Berhad Group	1,515,000	$1,441,886
		6,834,743

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Mexico–0.68%

Fibra Uno Administracion S.A. de C.V.	3,405,100	11,270,887

Netherlands–0.32%

Wereldhave N.V.	67,511	5,294,296

Norway–0.13%

Norwegian Property ASA (a)	1,489,705	2,123,297

Philippines–0.69%

Ayala Land, Inc.	6,934,700	5,242,203
Megaworld Corp.	16,117,000	1,797,777
Robinsons Land Corp.	3,981,600	2,287,155
SM Prime Holdings Inc.	5,436,400	2,072,208
		11,399,343

Singapore–2.83%

Ascendas REIT	3,304,000	5,932,701
CapitaCommercial Trust	7,108,000	9,183,392
CapitaLand Ltd.	3,873,500	9,860,466
CapitaMall Trust	1,818,000	2,760,037
Global Logistic Properties Ltd.	5,281,000	10,591,244
Keppel Land Ltd.	1,452,000	3,751,909
Mapletree Greater China Commercial Trust	2,108,000	1,592,072
Suntec REIT	1,962,000	2,963,610
		46,635,431

South Africa–1.23%

Capital Property Fund	2,276,297	2,651,374
Growthpoint Properties Ltd.	2,410,431	6,026,567
Hyprop Investments Ltd.	550,525	4,841,594
Redefine Properties Ltd.	3,726,712	3,398,596
Resilient Property Income Fund Ltd.	423,426	3,360,997
		20,279,128

Sweden–0.95%

Castellum AB	520,378	8,411,768
Fabege AB	243,901	3,214,743
Wihlborgs Fastigheter AB	228,761	4,097,271
		15,723,782

Thailand–0.46%

Central Pattana PCL	2,380,700	3,441,051
Land and Houses PCL -NVDR	6,145,800	1,851,426
Pruksa Real Estate PCL	708,600	679,211
Supalai PCL	1,989,500	1,634,558
		7,606,246

Turkey–0.31%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,054,897	5,142,791

	Shares	Value

United Arab Emirates–1.41%

Emaar Malls Group PJSC (a)	4,141,188	$3,337,213
Emaar Properties PJSC	6,693,258	19,904,168
		23,241,381

United Kingdom–5.58%

Big Yellow Group PLC	480,409	4,472,377
Derwent London PLC	200,081	9,483,359
Great Portland Estates PLC	1,309,039	14,672,222
Hammerson PLC	1,589,273	15,436,120
Land Securities Group PLC	2,083,764	38,605,469
Quintain Estates & Development PLC (a)	2,028,082	2,985,712
UNITE Group PLC (The)	882,700	6,365,815
		92,021,074

United States–45.78%

AvalonBay Communities, Inc.	369,972	59,487,798
Boston Properties, Inc.	301,544	39,092,164
Brixmor Property Group, Inc.	457,700	11,067,186
Brookdale Senior Living Inc. (a)	215,717	7,640,696
Cousins Properties, Inc.	1,604,758	19,642,238
CubeSmart	634,813	13,673,872
DDR Corp.	1,866,273	34,208,784
EastGroup Properties, Inc.	110,200	7,407,644
Empire State Realty Trust Inc. -Class A	535,828	8,980,477
Essex Property Trust, Inc.	130,671	26,449,117
Federal Realty Investment Trust	194,755	25,836,198
General Growth Properties, Inc.	1,025,677	27,447,117
Health Care REIT, Inc.	394,324	29,045,906
Healthcare Realty Trust, Inc.	604,122	15,954,862
Healthcare Trust of America, Inc. -Class A	1,114,980	14,227,145
Hilton Worldwide Holdings Inc. (a)	580,635	15,224,250
Host Hotels & Resorts Inc.	803,392	18,670,830
Hudson Pacific Properties Inc.	523,332	14,716,096
Kilroy Realty Corp.	39,415	2,707,022
LaSalle Hotel Properties	556,543	22,467,641
Mid-America Apartment Communities, Inc.	279,400	20,580,604
National Health Investors, Inc.	148,900	9,869,092
National Retail Properties Inc.	447,008	17,223,218
Paramount Group, Inc. (a)	251,580	4,729,704
Piedmont Office Realty Trust Inc. -Class A	769,334	14,463,479
Prologis, Inc.	1,118,884	47,306,416
Public Storage	182,977	34,331,974
Realty Income Corp.	332,222	15,435,034
Retail Opportunity Investments Corp.	681,000	11,209,260
RLJ Lodging Trust	664,560	21,883,961
Simon Property Group, Inc.	463,762	83,848,170
SL Green Realty Corp.	216,565	25,151,859
UDR, Inc.	611,444	18,820,246
Ventas, Inc.	174,300	12,471,165
Washington Prime Group Inc.	248,731	4,285,635
		755,556,860
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,313,538,198)		1,623,968,339

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Money Market Funds–1.17%

Liquid Assets Portfolio –Institutional Class (c)	9,663,525	$9,663,525
Premier Portfolio –Institutional Class (c)	9,663,525	9,663,525
Total Money Market Funds (Cost $19,327,050)		19,327,050
TOTAL INVESTMENTS–99.58% (Cost $1,332,865,248)		1,643,295,389
OTHER ASSETS LESS LIABILITIES–0.42%		6,908,700
NET ASSETS–100.00%		$1,650,204,089

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2014 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2014, there were transfers from Level 1 to Level 2 of $216,332,026 and from Level 2 to Level 1 of $69,430,422, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$ 48,470,554	$ 42,095,635	$—	$ 90,566,189
Austria	—	3,581,430	—	3,581,430
Brazil	11,239,531	—	—	11,239,531
Canada	50,065,433	—	—	50,065,433
China	45,656,746	16,172,724	—	61,829,470
Finland	4,696,375	—	—	4,696,375
France	16,182,816	42,672,981	—	58,855,797
Germany	17,639,772	22,288,047	—	39,927,819
Hong Kong	20,855,628	90,696,965	—	111,552,593
Indonesia	5,912,579	3,294,733	—	9,207,312
Japan	168,091,584	11,225,547	—	179,317,131
Malaysia	5,392,857	1,441,886	—	6,834,743
Malta	—	—	0	0
Mexico	11,270,887	—	—	11,270,887
Netherlands	5,294,296	—	—	5,294,296
Norway	2,123,297	—	—	2,123,297
Philippines	4,359,363	7,039,980	—	11,399,343
Singapore	30,111,486	16,523,945	—	46,635,431
South Africa	20,279,128	—	—	20,279,128
Sweden	—	15,723,782	—	15,723,782
Thailand	7,606,246	—	—	7,606,246
Turkey	—	5,142,791	—	5,142,791
United Arab Emirates	23,241,381	—	—	23,241,381
United Kingdom	13,823,904	78,197,170	—	92,021,074
United States	774,883,910	—	—	774,883,910
Total Investments	$1,287,197,773	$356,097,616	$0	$1,643,295,389

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $512,051,223 and $523,429,844, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$266,136,021
Aggregate unrealized (depreciation) of investment securities	(11,648,823)
Net unrealized appreciation of investment securities	$254,487,198
Cost of investments for tax purposes is $1,388,808,191.

Invesco Global Real Estate Fund

Invesco High Yield Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	HYI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–89.14%

Aerospace & Defense–2.55%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$1,532,000	$1,710,095
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	5,373,000	5,930,449
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	8,577,000	9,091,620
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/21(b)	1,947,000	1,983,506
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	3,584,000	3,660,160
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	4,438,000	4,399,168
6.00%, 07/15/22	5,285,000	5,370,881
6.50%, 07/15/24	4,771,000	4,896,239
7.50%, 07/15/21	3,787,000	4,085,226
		41,127,344

Agricultural Products–0.19%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	3,058,000	3,103,870

Airlines–0.72%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	1,356,008	1,443,301
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 12/01/20	7,905,000	8,102,625
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	1,365,056	1,385,532
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	581,155	653,618
		11,585,076

Alternative Carriers–1.76%

EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	3,055,000	3,196,294
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	6,404,000	6,564,100
Level 3 Communications Inc., Sr. Unsec. Notes, 5.75%, 12/01/22(b)	4,025,000	4,065,250
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	6,223,000	6,331,902

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 01/15/21	$7,786,000	$8,175,300
		28,332,846

Apparel Retail–1.85%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	11,128,000	12,018,240
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,585,000	1,715,763
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	740,000	835,275
7.00%, 05/01/20	345,000	389,419
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	12,191,000	12,526,252
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	2,137,000	2,281,247
		29,766,196

Apparel, Accessories & Luxury Goods–0.33%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	2,600,000	2,824,250
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	2,453,000	2,557,253
		5,381,503

Application Software–0.37%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	5,948,000	6,022,350

Auto Parts & Equipment–1.90%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	4,512,000	4,816,560
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	6,593,000	6,906,168
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,870,000	2,905,875
Nexteer Automotive Group Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.88%, 11/15/21(b)	3,230,000	3,302,675
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	3,105,000	3,093,356

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Auto Parts & Equipment–(continued)

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	$9,364,000	$9,574,690
		30,599,324

Automotive Retail–0.15%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	1,252,000	1,270,780
Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(b)	1,188,000	1,182,060
		2,452,840

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18 (c)	1,500,000	0

Broadcasting–1.51%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	2,555,000	2,676,362
iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(b)	2,938,000	2,879,240
Sr. Unsec. Global Notes, 10.00%, 01/15/18	6,276,000	5,028,645
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,072,094
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	10,394,000	10,186,120
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	553,000	572,355
		24,414,816

Building Products–3.25%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	10,849,000	11,337,205
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	7,524,000	7,843,770
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,673,000	8,965,714
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	4,791,000	4,751,953
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	11,665,000	12,656,525
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	1,172,000	1,213,020
7.88%, 03/30/20(b)	5,158,000	5,596,430
		52,364,617

	Principal Amount	Value

Cable & Satellite–5.50%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	$9,138,000	$9,480,675
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	7,671,000	7,747,710
5.25%, 09/30/22	4,543,000	4,543,000
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	9,480,000	9,657,750
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	101,060
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	4,039,000	3,927,928
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	10,382,000	10,563,685
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/24(b)	6,600,000	6,666,000
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,577,000	2,850,806
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	11,438,000	11,924,115
8.13%, 06/01/23	7,095,000	7,485,225
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	11,880,000	12,143,736
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,450,000	1,504,375
		88,596,065

Casinos & Gaming–1.44%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	2,618,000	2,801,260
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	999,000	984,015
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	1,289,000	1,143,988
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,792,828
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	7,930,000	8,524,750
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	3,912,000	3,951,120
7.75%, 03/15/22	3,599,000	4,066,870
		23,264,831

Coal & Consumable Fuels–0.84%

CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	11,290,000	11,332,337
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	2,303,000	2,170,578
		13,502,915

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Commercial Printing–0.15%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	$2,400,000	$2,457,000

Communications Equipment–1.16%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,431,000	3,893,741
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	6,955,000	6,833,288
9.00%, 04/01/19(b)	7,728,000	7,959,840
		18,686,869

Construction & Engineering–1.15%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	7,277,000	7,679,658
5.88%, 10/15/24(b)	1,754,000	1,874,304
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	8,485,000	8,909,250
		18,463,212

Construction Machinery & Heavy Trucks–3.15%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	6,867,000	7,261,852
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	10,409,000	10,825,360
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	6,344,000	6,502,600
6.75%, 06/15/21	2,864,000	3,014,360
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	6,441,000	6,690,589
Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	2,665,000	2,671,663
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	8,786,000	9,049,580
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	5,122,000	4,763,460
		50,779,464

Construction Materials–1.26%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	6,547,000	6,600,194
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	7,625,000	7,756,531
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,540,778
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	4,063,000	4,377,883
		20,275,386

	Principal Amount	Value

Consumer Finance–0.75%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	$1,584,000	$1,617,660
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	235,000	276,125
8.00%, 03/15/20	8,524,000	10,132,905
		12,026,690

Data Processing & Outsourced Services–2.02%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	8,991,000	9,474,266
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	4,810,000	5,735,925
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	14,945,000	17,336,200
		32,546,391

Distillers & Vintners–0.38%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(d)	4,051,090	3,787,769
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	2,215,000	2,270,375
		6,058,144

Diversified Banks–0.19%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,788,000	3,056,560

Diversified Metals & Mining–1.34%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	3,668,000	3,530,450
6.88%, 04/01/22(b)	7,348,000	6,631,570
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	7,456,000	7,866,080
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	3,836,000	3,615,430
		21,643,530

Diversified Support Services–0.20%

Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.75%, 09/01/19(b)	3,060,000	3,193,875

Drug Retail–0.25%

Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 2.70%, 11/18/19	4,000,000	4,057,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	$3,845,000	$0

Electrical Components & Equipment–0.12%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	1,971,000	2,000,565

Electronics & Electrical–0.36%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	5,598,000	5,807,925

Environmental & Facilities Services–0.12%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	1,863,000	1,956,150

Food Retail–0.80%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	12,699,000	12,952,980

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 8.00%, 01/30/20(e)(f)	74,052	64,425
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(c)(f)	515,000	2,575
		67,000

Gas Utilities–1.06%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,158,000	8,158,000
6.75%, 01/15/22	1,461,000	1,468,305
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	7,577,000	7,520,172
		17,146,477

Gold–0.50%

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	8,179,000	7,984,749

Health Care Equipment–0.25%

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	4,312,000	3,999,380

Health Care Facilities–3.71%

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	2,048,000	2,114,560
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	10,606,552	11,295,978

	Principal Amount	Value

Health Care Facilities–(continued)

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	$6,993,000	$7,447,545
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	7,064,000	7,735,080
6.50%, 02/15/20	1,970,000	2,191,625
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	5,063,000	5,822,450
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	1,258,000	1,311,465
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	2,553,000	2,725,327
Sr. Unsec. Global Notes, 6.75%, 02/01/20	9,020,000	9,471,000
8.13%, 04/01/22	8,623,000	9,700,875
		59,815,905

Health Care Services–0.79%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	9,300,000	9,765,000
Omnicare Inc., Sr. Unsec. Notes, 5.00%, 12/01/24	2,848,000	2,915,640
		12,680,640

Home Improvement Retail–0.71%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	11,752,000	11,502,270

Homebuilding–2.37%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	13,353,000	13,136,014
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	2,205,000	2,177,438
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	4,462,000	4,517,775
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	2,798,000	2,958,885
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	4,555,000	4,475,287
8.00%, 11/01/19(b)	2,357,000	2,357,000
KB Home Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	2,087,000	2,227,873
7.50%, 09/15/22	1,480,000	1,598,400
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	4,756,000	4,684,660
		38,133,332

Hotels, Resorts & Cruise Lines–0.30%
NCL Corp. Ltd., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/19(b)	4,833,000	4,899,454

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Household Products–1.09%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	$12,166,000	$12,515,772
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	4,866,000	5,121,465
		17,637,237

Independent Power Producers & Energy Traders–1.43%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	7,931,000	9,120,650
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	7,718,000	7,843,417
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	3,341,000	3,449,583
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	2,332,369	2,588,930
		23,002,580

Industrial Conglomerates–0.67%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	4,807,000	4,939,193
7.50%, 02/15/19(b)	5,765,000	5,923,537
		10,862,730

Industrial Machinery–0.59%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	734,000	757,855
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	8,465,000	8,793,019
		9,550,874

Integrated Oil & Gas–0.49%

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	8,629,000	7,852,390

Internet Software & Services–0.92%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	12,209,000	13,185,720
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	1,647,000	1,671,705
		14,857,425

Leisure Facilities–0.18%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	2,835,000	2,866,894

	Principal Amount	Value

Marine–0.57%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	$9,051,000	$9,186,765

Metal & Glass Containers–1.45%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	3,637,000	3,791,572
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	14,756,000	14,792,890
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	1,977,000	2,014,069
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	2,890,000	2,846,650
		23,445,181

Movies & Entertainment–0.56%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	2,254,000	2,324,437
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,606,905
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	2,074,000	2,055,853
		8,987,195

Oil & Gas Drilling–1.15%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/15/22	1,551,000	1,324,166
7.50%, 08/01/20	7,036,000	6,464,325
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	7,140,000	6,095,775
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	1,916,000	1,884,865
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	2,924,000	2,710,110
		18,479,241

Oil & Gas Equipment & Services–1.58%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	4,968,000	5,166,720
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	8,445,000	8,033,306
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	3,095,000	2,924,775
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	4,361,000	3,663,240

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	$2,092,000	$1,990,015
7.25%, 10/01/20(b)	3,556,000	3,702,685
		25,480,741

Oil & Gas Exploration & Production–4.30%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	2,890,000	2,655,188
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	4,830,000	4,636,800
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	7,288,000	7,133,130
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	8,101,000	7,139,006
Carrizo Oil & Gas Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	2,087,000	2,110,479
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	1,000,000	1,123,750
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	397,000	388,564
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	6,067,000	5,604,391
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	4,859,000	4,591,755
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	8,892,000	7,180,290
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	4,791,000	3,665,115
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	650,000	614,250
Sr. Unsec. Notes, 5.38%, 10/01/22(b)	405,000	388,800
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	3,585,000	3,311,644
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	3,744,000	3,472,560
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	7,195,000	6,727,325
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	3,979,000	3,561,205
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	4,053,000	3,151,207
SM Energy Co., Sr. Unsec. Notes, 6.13%, 11/15/22 (b)	1,854,000	1,798,380
		69,253,839

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.74%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	$11,351,000	$10,882,771
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 03/01/22	930,000	962,550
		11,845,321

Oil & Gas Storage & Transportation–2.60%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	979,000	1,020,608
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	9,087,000	9,200,587
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	3,914,000	4,486,422
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	2,078,000	2,153,328
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	7,262,000	7,516,170
Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	5,954,000	6,102,850
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,789,025
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	2,365,000	2,260,940
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	5,557,000	5,682,032
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	606,000	625,695
		41,837,657

Packaged Foods & Meats–3.85%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	1,875,000	2,106,563
REGS, Sr. Unsec. Gtd. Euro Bonds, 10.25%, 10/05/16(b)	1,029,000	1,162,821
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	11,519,000	11,576,595
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	13,177,000	13,638,195

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	$2,568,000	$2,710,909
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	4,800,000	5,088,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	4,590,000	4,830,975
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16(b)	974,000	1,088,445
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	1,268,000	1,413,820
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	1,592,000	1,581,652
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	4,485,000	4,541,062
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	3,387,000	3,209,183
6.75%, 12/01/21(b)	1,257,000	1,235,003
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	1,148,000	1,219,750
6.63%, 08/15/22	3,539,000	3,835,391
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,718,000	2,874,285
		62,112,649

Paper Packaging–0.56%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	269,000	271,354
4.88%, 11/15/22	8,607,000	8,703,829
		8,975,183

Paper Products–0.72%

Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(b)	2,999,000	3,047,734
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	8,383,000	8,592,575
		11,640,309

Personal Products–0.39%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	6,095,000	6,247,375

Pharmaceuticals–1.63%

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	3,619,000	3,709,475

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	$6,916,000	$7,011,095
6.38%, 10/15/20(b)	3,215,000	3,359,675
6.75%, 08/15/21(b)	3,106,000	3,269,065
7.25%, 07/15/22(b)	1,180,000	1,256,700
7.50%, 07/15/21(b)	7,105,000	7,726,687
		26,332,697

Real Estate Services–0.18%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	2,914,000	2,935,855

Regional Banks–0.71%

SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (g)	2,750,000	2,770,625
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	7,605,000	8,612,662
		11,383,287

Security & Alarm Services–0.23%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	3,441,000	3,625,954

Semiconductor Equipment–1.09%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	12,473,000	12,348,270
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	5,037,000	5,225,887
		17,574,157

Semiconductors–1.34%

Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	5,698,000	5,754,980
5.88%, 02/15/22(b)	6,649,000	7,064,562
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	8,260,000	8,817,550
		21,637,092

Specialized Finance–3.24%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	6,596,000	7,527,685
Sr. Unsec. Notes, 5.13%, 03/15/21	5,949,000	6,060,544
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	5,835,000	6,039,225
5.00%, 08/01/23	7,010,000	7,255,350
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	4,376,000	4,592,612

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	$6,285,000	$6,819,225
Sr. Unsec. Notes, 8.25%, 12/15/20	6,290,000	7,642,350
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	6,092,000	6,343,295
		52,280,286

Specialized REIT’s–0.64%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	4,950,000	5,030,438
Sr. Unsec. Notes, 4.88%, 04/15/22	5,264,000	5,296,900
		10,327,338

Specialty Chemicals–0.42%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	6,775,000	6,825,812

Specialty Stores–0.96%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	14,272,000	14,468,240
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	893,000	942,115
		15,410,355

Steel–2.59%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	4,511,000	4,279,811
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	8,472,000	8,959,140
6.75%, 02/25/22	5,937,000	6,452,332
Magnetation LLC/Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	9,818,000	6,393,972
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	1,513,000	1,573,520
5.50%, 10/01/24(b)	2,277,000	2,402,235
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	1,889,000	1,992,895
7.38%, 02/01/20(b)	9,198,000	9,703,890
		41,757,795

	Principal Amount		Value

Trading Companies & Distributors–0.58%

AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Notes, 5.00%, 10/01/21(b)		$5,610,000	$5,890,500
HD Supply Inc., Sr. Sec. Gtd. Notes, 5.25%, 12/15/21(b)		1,807,000	1,852,175
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23		1,558,000	1,667,060
			9,409,735

Wireless Telecommunication Services–6.24%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)		3,525,000	3,620,880
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)		3,985,000	3,935,188
7.00%, 02/15/20(b)		3,065,000	3,150,207
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)		11,785,000	11,505,106
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		6,745,000	6,357,162
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22		6,973,000	6,746,377
11.50%, 11/15/21		2,103,000	2,623,493
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21		12,222,000	12,558,105
7.88%, 09/15/23		6,529,000	6,888,095
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23		15,806,000	16,398,725
Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25		5,267,000	5,372,340
6.84%, 04/28/23		2,065,000	2,157,925
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(b)		3,800,000	3,667,000
Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)		13,542,000	13,101,885
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 04/30/20(b)		2,400,000	2,493,000
			100,575,488
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,482,668,663)			1,436,903,298

Non-U.S. Dollar Denominated Bonds & Notes–4.41%(h)

Asset Management & Custody Banks–0.16%

Alize Finco PLC (United Kingdom), Sr. Sec. Gtd. Bonds, 6.25%, 12/01/21(b)	EUR	2,100,000	2,547,167

Auto Parts & Equipment–0.25%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	3,170,000	4,008,585

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Broadcasting–0.35%

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,785,000	$2,330,442
REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(b)	EUR	2,540,000	3,316,148
			5,646,590

Cable & Satellite–0.36%

Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,881,109
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	876,000	1,450,548
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(b)	GBP	853,000	1,412,942
			5,744,599

Casinos & Gaming–0.30%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	2,074,500	3,412,109
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	974,000	1,490,960
			4,903,069

Construction Materials–0.37%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(b)	EUR	3,320,000	3,776,375
Manutencoop Facility Management S.p.A. (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	1,610,000	1,681,574
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	565,000	590,118
			6,048,067

Environmental & Facilities Services–0.21%

Waste Italia S.p.A. (Italy), Sr. Sec. Gtd. Bonds, 10.50%, 11/15/19(b)	EUR	3,000,000	3,450,435

Food Distributors–0.12%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	1,200,000	1,953,275

Hotels, Resorts & Cruise Lines–0.29%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	3,310,378
TUI AG (Germany), Sr. Unsec. Notes, 4.50%, 10/01/19(b)	EUR	1,050,000	1,359,424
			4,669,802

		Principal Amount	Value

Internet Software & Services–0.13%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	1,530,000	$2,022,253

Movies & Entertainment–0.40%
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	1,942,904
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	3,190,000	4,540,558
			6,483,462

Other Diversified Financial Services–0.88%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,520,000	1,519,534
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	500,000	499,847
Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)(e)	EUR	1,601,665	657,198
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	1,685,000	2,895,167
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(b)	EUR	3,100,000	3,777,449
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	2,825,000	4,798,757
			14,147,952

Paper Packaging–0.21%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50% (g)	EUR	4,100,000	3,313,661

Personal Products–0.09%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Bonds, 4.75%, 11/15/21(b)	EUR	1,150,000	1,504,408

Publishing–0.05%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.63%, 06/01/19(b)	GBP	500,000	741,950

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Specialized Finance–0.24%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b) GBP	900,000	$1,458,518
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b) GBP	1,500,000	2,430,862
		3,889,380
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $75,794,882)		71,074,655

	Shares

Common Stocks & Other Equity Interests–2.46%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	0

Automobile Manufacturers–0.71%

General Motors Co. (j)	231,770	7,748,087
General Motors Co. -Wts. expiring 07/10/16(i)(j)	84,480	1,980,212
General Motors Co. -Wts. expiring 07/10/19(i)(j)	84,480	1,289,166
Motors Liquidation Co. GUC Trust	21,555	391,223
		11,408,688

Broadcasting–0.01%

Adelphia Communications Corp. (k)	50,250	38,692
Adelphia Recovery Trust -Series ACC-1 (k)	4,846,549	11,147
Adelphia Recovery Trust -Series Arahova (k)	2,211,702	46,446
		96,285

Construction Materials–0.18%

U.S. Concrete, Inc. (i)	101,003	2,850,305

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)	79,899	14,781

Integrated Telecommunication Services–0.25%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(i)(l)	22,376	289,769
Largo Ltd. (Luxembourg) -Class A (i)	312,510	369,146
Largo Ltd. (Luxembourg) -Class B (i)	2,812,600	3,322,328
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0) (b)(i)	73,021	0
		3,981,243

Investment Companies – ETF’s–1.22%

iShares iBoxx $ High Yield Corp. Bond ETF	217,000	19,775,210

	Shares	Value

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236) (b)(i)	36,820	$0

Paper Products–0.08%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $3,061,958) (b)(m)	14,192	1,277,280

Semiconductors–0.01%

Magnachip Semiconductor Corp. (South Korea)(i)	20,834	253,758

Total Common Stocks & Other Equity Interests (Cost $76,132,376)		39,657,550

	Principal Amount

Variable Rate Senior Loan Interests–0.47%(n)

Diversified Support Services–0.34%

Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18	$5,649,512	5,497,682

Health Care Facilities–0.13%

Acadia Healthcare Co., Inc., Sr. Unsec. Term Loan, —%, 10/30/15(o)	2,050,000	2,050,000

Total Variable Rate Senior Loan Interests (Cost $7,517,073)		7,547,682

U.S. Treasury Securities–0.25%

U.S. Treasury Bills–0.25%(p)

0.05%, 08/20/15 (q)	60,000	59,958

0.06%, 08/20/15 (q)	165,000	164,886

0.07%, 08/20/15 (q)	1,830,000	1,828,734

0.08%, 08/20/15 (q)	1,565,000	1,563,917

0.09%, 08/20/15 (q)	440,000	439,696

Total U.S. Treasury Securities (Cost $4,057,740)		4,057,191

	Shares

Money Market Funds–1.76%

Liquid Assets Portfolio –Institutional Class (r)	14,187,715	14,187,715
Premier Portfolio –Institutional Class (r)	14,187,715	14,187,715
Total Money Market Funds (Cost $28,375,430)		28,375,430

TOTAL INVESTMENTS–98.49% (Cost $1,674,546,164)		1,587,615,806

OTHER ASSETS LESS LIABILITIES–1.51%		24,269,470

NET ASSETS–100.00%		$1,611,885,276

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $673,416,750, which represented 41.78% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $2,575, which represented less than 1% of the Fund’s Net Assets.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Boats Investments Netherlands B.V., REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	—%	11.00%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Perpetual bond with no specified maturity date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Non-income producing security.
(j)	Acquired as part of the General Motors reorganization.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Notes 1G, 1H and 3.
(r)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco High Yield Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Invesco High Yield Fund

H.	Swap Agreements – (continued)

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and

Invesco High Yield Fund

H.	Swap Agreements – (continued)

Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco High Yield Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$62,678,172	$5,354,808	$0	$68,032,980
U.S. Treasury Securities	—	4,057,191	—	4,057,191
Corporate Debt Securities	—	1,444,450,980	0	1,444,450,980
Foreign Debt Securities	—	71,074,655	—	71,074,655
	62,678,172	1,524,937,634	0	1,587,615,806
Forward Foreign Currency Contracts*	—	4,442,207	—	4,442,207
Futures Contracts*	(129,086)	—	—	(129,086)
Swap Agreements*	—	300,591	—	300,591
Total Investments	$62,549,086	$1,529,680,432	$0	$1,592,229,518

  * Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements (a)	$300,591	$—
Currency risk:
Forward foreign currency contracts	4,990,919	(548,712)
Interest rate risk:
Futures contracts (a)	282,548	(411,634)
Total	$5,574,058	$(960,346)
(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Effect of Derivative Investments for the nine months ended November 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$1,883,704
Currency risk	—	1,597,631	—
Interest rate risk	(684,548)	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	(737,185)
Currency risk	—	6,216,615	—
Interest rate risk	(89,680)	—	—
Total	$(774,228)	$7,814,246	$1,146,519

Invesco High Yield Fund

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$81,672,098	$189,194,929	$31,635,830

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
12/15/14	Citigroup Global Markets Inc.	EUR	45,546,122	USD	59,539,443	$56,635,945	$2,903,498
12/15/14	Citigroup Global Markets Inc.	USD	17,519,904	EUR	13,715,934	17,055,565	(464,339)
12/15/14	Citigroup Global Markets Inc.	USD	309,435	GBP	191,403	298,938	(10,497)
12/15/14	RBC Capital Markets Inc.	GBP	23,805,475	USD	39,267,486	37,180,065	2,087,421
12/15/14	RBC Capital Markets Inc.	USD	2,308,615	GBP	1,430,848	2,234,739	(73,876)
Total Forward Foreign Currency Contracts - Currency Risk							$4,442,207

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	397	March-2015	$(47,438,399)	$(196,248)
U.S. Treasury 10 Year Notes	Short	257	March-2015	(32,651,047)	(215,386)
U.S. Treasury 30 Year Bonds	Long	149	March-2015	21,251,125	282,548
Total Futures Contracts – Interest Rate Risk					$(129,086)

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.08%	$32,662,314	$2,307,616	$173,141

Abbreviations:

CME – Chicago Mercantile Exchange

Invesco High Yield Fund

Open Over-The-Counter Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	SP CDX North America, High Yield – Series 5	Sell	5.00%	12/20/2019	3.35%	$37,300,000	$2,600,725	$127,450
Total Credit Default Swap Agreements – Credit Risk							$4,908,341	$300,591

(a)	Implied credit spreads represent the current level as of November 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Acadia Healthcare Co., Inc.	Term Loan	$2,050,000	$2,050,000

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $1,341,510,298 and $1,322,180,972, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,146,707
Aggregate unrealized (depreciation) of investment securities	(114,894,141)
Net unrealized appreciation(depreciation) of investment securities	$(92,747,434)
Cost of investments for tax purposes is $1,680,363,240.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$2,050,000	$2,050,000
Citibank, N.A.	5,649,512	5,497,682
Total	$7,699,512	$7,547,682

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	LTD-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.70%

U.S. Treasury Notes–99.69%

U.S. Treasury Notes	0.38%	01/31/16	$9,250	$9,267,883
U.S. Treasury Notes	0.38%	02/15/16	10,600	10,622,171
U.S. Treasury Notes	0.38%	03/31/16	12,400	12,422,136
U.S. Treasury Notes	0.38%	04/30/16	3,000	3,005,837
U.S. Treasury Notes	0.25%	05/15/16	1,900	1,900,435
U.S. Treasury Notes	0.50%	06/15/16	3,000	3,010,543
U.S. Treasury Notes	0.50%	06/30/16	6,250	6,270,025
U.S. Treasury Notes	0.50%	07/31/16	2,875	2,883,325
U.S. Treasury Notes	0.50%	08/31/16	750	751,706
U.S. Treasury Notes	1.00%	08/31/16	7,900	7,985,863
U.S. Treasury Notes	0.88%	09/15/16	900	907,815
U.S. Treasury Notes	0.50%	09/30/16	3,285	3,290,946
U.S. Treasury Notes	0.38%	10/31/16	1,575	1,572,935
U.S. Treasury Notes	1.00%	10/31/16	3,900	3,941,811
U.S. Treasury Notes	0.88%	11/30/16	4,550	4,585,887
				72,419,318
U.S. Treasury Bills–0.01%

U.S. Treasury Bills(a)	0.08%	08/20/15	5	4,997
TOTAL INVESTMENTS–99.70% (Cost $72,196,774)				72,424,315
OTHER ASSETS LESS LIABILITIES–0.30%				215,896
NET ASSETS–100.00%				$72,640,211

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds

Invesco Limited Maturity Treasury Fund

C.	Futures Contracts – (continued)

from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2014 was $55,997,335 and $74,874,080, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$219,754
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$219,754
Cost of investments for tax purposes is $72,204,561.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	MKT-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–49.39%(a)

Asset-Backed Securities - Consumer Receivables–4.62%

Old Line Funding, LLC (b)	0.17%	12/01/14	$3,000	$3,000,000
Old Line Funding, LLC (b)	0.17%	02/18/15	10,000	9,996,269
Old Line Funding, LLC (b)	0.18%	02/18/15	7,500	7,497,038
Old Line Funding, LLC (b)	0.19%	02/17/15	7,500	7,496,913
Old Line Funding, LLC (b)	0.23%	04/07/15	11,000	10,991,075
Sheffield Receivables Corp. (b)	0.18%	12/05/14	6,800	6,799,864
Sheffield Receivables Corp. (b)	0.21%	01/27/15	3,000	2,999,002
Thunder Bay Funding, LLC (b)	0.23%	01/05/15	3,500	3,499,217
Thunder Bay Funding, LLC (b)	0.23%	02/02/15	5,300	5,297,867
				57,577,245

Asset-Backed Securities - Fully Supported Bank–11.05%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)	0.10%	12/03/14	10,000	9,999,944
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)	0.14%	12/17/14	10,000	9,999,378
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.19%	03/27/15	1,000	1,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.11%	12/01/14	10,000	10,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.13%	12/04/14	4,500	4,499,951
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.14%	12/10/14	3,100	3,099,892
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.15%	12/02/14	8,200	8,199,966
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.20%	02/05/15	5,000	4,998,167
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.27%	02/18/15	5,000	4,997,037
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.27%	03/02/15	5,000	4,996,588
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.27%	03/09/15	6,600	6,595,149
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	03/02/15	4,300	4,296,739
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/12/15	5,000	4,999,008
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/21/15	3,500	3,499,157
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.18%	12/05/14	9,600	9,599,808
Govco LLC (CEP-Citibank N.A.) (b)	0.17%	12/29/14	5,650	5,649,253
Govco LLC (CEP-Citibank N.A.) (b)	0.18%	02/03/15	3,600	3,598,848
Govco LLC (CEP-Citibank N.A.) (b)	0.18%	02/10/15	7,000	6,997,515
Govco LLC (CEP-Citibank N.A.) (b)	0.18%	02/12/15	3,400	3,398,759
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc.) (b)(c)	0.21%	01/02/15	11,800	11,797,797
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.23%	02/02/15	3,600	3,598,551
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (b)(c)	0.23%	02/03/15	2,000	1,999,182
Scaldis Capital LLC (CEP-BNP Paribas Fortis) (b)(c)	0.22%	02/13/15	10,000	9,995,478
				137,816,167

Asset-Backed Securities - Multi-Purpose–10.52%

CAFCO, LLC (b)	0.17%	12/08/14	1,500	1,499,950
Chariot Funding, LLC (b)	0.21%	12/01/14	10,000	10,000,000
Chariot Funding, LLC (b)	0.21%	12/05/14	2,000	1,999,953
Chariot Funding, LLC (b)	0.21%	12/08/14	5,000	4,999,796
Chariot Funding, LLC (b)	0.21%	12/17/14	2,000	1,999,813
Chariot Funding, LLC (b)	0.21%	02/04/15	15,000	14,994,313
Chariot Funding, LLC (b)	0.21%	04/16/15	5,000	4,996,033
CHARTA, LLC (b)	0.18%	12/08/14	3,000	2,999,895
CHARTA, LLC (b)	0.18%	02/24/15	13,500	13,494,262
CIESCO, LLC (b)	0.18%	02/11/15	3,500	3,498,740
CRC Funding, LLC (b)	0.18%	12/08/14	1,700	1,699,941
Jupiter Securitization Co. LLC (b)	0.21%	12/08/14	5,000	4,999,796
Jupiter Securitization Co. LLC (b)	0.21%	01/05/15	1,000	999,796
Jupiter Securitization Co. LLC (b)	0.21%	01/07/15	2,000	1,999,568
Jupiter Securitization Co. LLC (b)	0.21%	01/15/15	5,000	4,998,688
Nieuw Amsterdam Receivables Corp. (b)(c)	0.15%	12/04/14	2,000	1,999,975
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/02/14	4,000	3,999,982
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	02/06/15	10,000	9,996,650
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	02/11/15	5,000	4,998,250

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–(continued)

Regency Markets No. 1 LLC (b)(c)	0.14%	12/16/14	$6,000	$5,999,650
Regency Markets No. 1 LLC (b)(c)	0.14%	12/22/14	18,000	17,998,530
Regency Markets No. 1 LLC (b)(c)	0.15%	12/22/14	5,000	4,999,563
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	2,000	2,000,000
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	2,000	2,000,000
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	2,000	2,000,000
				131,173,144

Diversified Banks–14.99%

ANZ New Zealand Int’l Ltd. (b)(c)	0.20%	01/07/15	3,500	3,499,281
Commonwealth Bank of Australia (b)(c)	0.15%	02/24/15	5,200	5,198,158
Commonwealth Bank of Australia (b)(c)(d)	0.20%	05/19/15	7,500	7,500,000
Credit Agricole Corporate & Investment Bank (c)	0.10%	12/01/14	15,000	15,000,000
Credit Agricole Corporate & Investment Bank (c)	0.11%	12/04/14	15,000	14,999,863
Dexia Credit Local S.A. (c)	0.30%	04/20/15	4,000	3,995,333
JPMorgan Securities LLC (b)	0.25%	02/09/15	9,000	8,995,625
Lloyds Bank PLC (c)	0.12%	12/08/14	8,400	8,399,804
Lloyds Bank PLC (c)	0.14%	12/09/14	5,000	4,999,845
Mizuho Funding, LLC (b)(c)	0.22%	01/07/15	5,600	5,598,763
Natixis (c)	0.11%	12/01/14	15,000	15,000,000
Natixis US Finance Co., LLC (c)	0.11%	12/01/14	6,600	6,600,000
Natixis US Finance Co., LLC (c)	0.15%	12/02/14	3,500	3,499,985
Oversea-Chinese Banking Corp. Ltd (c)	0.17%	02/05/15	2,000	1,999,377
Oversea-Chinese Banking Corp. Ltd (c)	0.23%	04/09/15	10,000	9,991,758
Rabobank (USA) Financial Corp. (c)	0.21%	01/20/15	4,000	3,998,833
Standard Chartered Bank (b)(c)	0.16%	12/02/14	7,000	6,999,969
Standard Chartered Bank (b)(c)	0.21%	12/02/14	5,300	5,299,969
Standard Chartered Bank (b)(c)	0.21%	02/17/15	10,000	9,995,450
Standard Chartered Bank (b)(c)	0.22%	02/26/15	2,200	2,198,830
Standard Chartered Bank (b)(c)	0.28%	05/21/15	5,000	4,993,350
Sumitomo Mitsui Banking Corp. (b)(c)	0.20%	02/03/15	2,700	2,699,040
Sumitomo Mitsui Banking Corp. (b)(c)	0.22%	03/05/15	5,000	4,997,128
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	04/10/15	5,000	4,995,486
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.12%	12/24/14	10,000	9,999,233
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	01/12/15	5,000	4,998,892
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	02/10/15	7,000	6,997,377
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.20%	12/16/14	3,500	3,499,708
				186,951,057

Other Diversified Financial Services–0.56%

General Electric Capital Corp.	0.19%	01/07/15	3,500	3,499,317
General Electric Capital Corp.	0.20%	02/04/15	3,500	3,498,736
				6,998,053

Regional Banks–4.94%

Abbey National North America LLC (c)	0.11%	12/10/14	10,000	9,999,725
Abbey National North America LLC (c)	0.12%	12/02/14	15,000	14,999,950
Banque et Caisse d’Epargne de I’Etat (c)	0.11%	12/03/14	3,000	2,999,982
BNZ International Funding Ltd. (b)(c)	0.16%	02/26/15	15,000	14,994,200
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.12%	12/19/14	5,000	4,999,700
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.14%	01/09/15	5,000	4,999,242
Macquarie Bank Ltd. (b)(c)	0.22%	01/02/15	3,000	2,999,413
Macquarie Bank Ltd. (b)(c)	0.23%	02/06/15	3,600	3,598,459
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.19%	12/09/14	2,000	1,999,915
				61,590,586

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Soft Drinks–0.56%

Coca-Cola Co. (The) (b)	0.17%	02/10/15	$3,500	$3,498,827
Coca-Cola Co. (The) (b)	0.20%	03/10/15	3,500	3,498,075
				6,996,902

Specialized Finance–2.15%

Caisse des Depots et Consignations (b)(c)	0.15%	12/09/14	5,000	4,999,833
Caisse des Depots et Consignations (b)(c)	0.16%	02/05/15	3,500	3,499,005
Caisse des Depots et Consignations (b)(c)	0.16%	02/18/15	3,400	3,398,844
CDP Financial Inc. (b)(c)	0.16%	02/17/15	5,000	4,998,267
CDP Financial Inc. (b)(c)	0.19%	12/11/14	3,000	2,999,842
CDP Financial Inc. (b)(c)	0.19%	02/02/15	7,000	6,997,672
				26,893,463
Total Commercial Paper (Cost $615,996,617)				615,996,617

Certificates of Deposit–25.73%

Australia & New Zealand Banking Group, Ltd. (c)	0.17%	02/02/15	3,000	3,000,000
Bank of Montreal (c)	0.18%	12/04/14	3,000	3,000,000
Bank of Montreal (c)	0.18%	12/10/14	2,600	2,600,000
Bank of Montreal (c)	0.18%	02/10/15	10,000	9,999,606
Bank of Montreal (c)	0.21%	02/09/15	3,500	3,500,000
Bank of Montreal (c)	0.23%	05/14/15	3,400	3,400,000
Bank of Nova Scotia (c)	0.17%	01/15/15	5,000	5,000,000
Bank of Nova Scotia (c)	0.20%	02/02/15	4,300	4,300,000
Bank of Nova Scotia (c)(d)	0.33%	11/30/15	7,000	7,000,000
Bank of Nova Scotia (c)(d)	0.34%	04/01/15	26,000	26,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.11%	12/01/14	10,000	10,000,000
Citibank N.A.	0.18%	02/09/15	3,500	3,500,000
Credit Industriel et Commercial (c)	0.12%	12/01/14	7,500	7,500,000
Credit Industriel et Commercial (c)	0.13%	12/03/14	40,000	40,000,000
DNB Bank ASA (c)	0.09%	12/01/14	11,100	11,100,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.20%	12/05/14	6,900	6,900,000
Mizuho Bank Ltd. (c)	0.20%	02/03/15	3,600	3,600,000
Mizuho Bank Ltd. (c)	0.21%	12/11/14	3,200	3,200,000
Mizuho Bank Ltd. (c)	0.21%	12/16/14	10,000	10,000,041
Nordea Bank Finland PLC (c)	0.15%	12/02/14	3,500	3,499,999
Nordea Bank Finland PLC (c)	0.15%	12/08/14	2,600	2,600,000
Nordea Bank Finland PLC (c)	0.15%	01/05/15	10,000	10,000,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	2,700	2,700,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	3,500	3,500,000
Norinchukin Bank (The) (c)	0.26%	01/06/15	3,500	3,500,000
Norinchukin Bank (The) (c)	0.26%	02/02/15	2,000	2,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	01/06/15	2,700	2,700,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/03/15	3,500	3,500,000
Royal Bank of Canada (c)(d)	0.35%	12/04/15	21,000	21,000,000
Skandinaviska Enskilda Banken AB (c)	0.09%	12/01/14	18,500	18,500,000
Sumitomo Mitsui Banking Corp. (c)	0.10%	12/03/14	2,000	2,000,000
Sumitomo Mitsui Banking Corp. (c)	0.20%	01/06/15	10,000	10,000,000
Swedbank AB (c)	0.09%	12/01/14	10,000	10,000,000
Swedbank AB (c)	0.09%	12/03/14	34,000	34,000,000
Toronto-Dominion Bank (The) (c)	0.15%	12/18/14	15,000	15,000,000
Toronto-Dominion Bank (The) (c)	0.17%	01/08/15	2,700	2,700,000
Toronto-Dominion Bank (The) (c)	0.19%	01/12/15	10,000	10,000,000
Total Certificates of Deposit (Cost $320,799,646)				320,799,646

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–5.88%(e)

Credit Enhanced–5.88%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	$2,340	$2,340,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.05%	08/01/35	14,855	14,855,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.04%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	07/01/38	4,100	4,100,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/39	2,000	2,000,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.06%	08/01/28	1,320	1,320,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.13%	12/01/31	14,500	14,500,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.07%	12/01/39	955	955,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.08%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.22%	01/01/33	3,800	3,800,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	03/01/32	1,100	1,100,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.07%	11/15/37	5,300	5,300,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/27	5,460	5,460,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.05%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	09/01/15	400	400,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.04%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.04%	07/15/31	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/34	7,400	7,400,000
Total Variable Rate Demand Notes (Cost $73,350,000)				73,350,000

Notes–7.07%

Barclays Bank PLC Sec. Floating Rate Medium-Term Global Notes (b)(c)(d)	0.49%	03/13/15	4,200	4,200,000
Sec. Floating Rate Notes (b)(c)(d)	0.49%	07/01/15	30,000	30,000,000
Royal Bank of Canada, Sr. Unsec. Floating Rate Notes (b)(c)(d)	0.39%	12/01/15	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate Medium-Term Notes (d)	0.33%	12/18/15	10,000	10,000,000
Unsec. Floating Rate Medium-Term Notes (d)	0.35%	12/18/15	19,000	19,000,000
Total Notes (Cost $88,200,000)				88,200,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.07% (Cost $1,098,346,263)				1,098,346,263

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–11.80%(g)

BNP Paribas Securities Corp., Joint agreement dated 11/28/14, aggregate maturing value of $250,002,292 (collateralized by Agency Mortgage-backed securities valued at $255,000,000; 0%-5.56%, 04/01/28-05/15/44)	0.11%	12/01/14	$63,000,578	$63,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-2.63%, 12/26/14-08/15/20)	0.09%	12/01/14	6,173,908	6,173,862
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $400,003,333 (collateralized by Agency Mortgage-backed securities & U.S. Treasury obligations valued at $408,000,064; 0.25%-3.50%, 02/29/16-02/01/43)	0.10%	12/01/14	20,000,167	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $40,033,333 (collateralized by Non-Agency Asset-backed and Mortgage-backed securities, Domestic Corporate obligations & Sovereign debt valued at $43,925,911; 0%-9.25%, 11/28/18-05/25/54) (d)(h)	0.50%	01/27/15	40,033,333	40,000,000
Wells Fargo Securities, LLC, Joint Term agreement dated 11/26/14, aggregate maturing value of $600,006,667 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,000,001; 0.09%-7.00%, 04/30/16-12/01/44) (h)	0.08%	12/01/14	17,996,984	17,996,785
Total Repurchase Agreements (Cost $147,170,647)				147,170,647
TOTAL INVESTMENTS(i)(j)–99.87% (Cost $1,245,516,910)				1,245,516,910
OTHER ASSETS LESS LIABILITIES–0.13%				1,614,247
NET ASSETS–100.00%				$1,247,131,157

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $535,027,168, which represented 42.90% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Canada: 12.3%; France: 12.1%; Japan: 10.7%; Sweden: 6.3%; other countries less than 5% each: 9.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Money Market Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	REA-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.77%

Apartments–13.57%

AvalonBay Communities, Inc.	942,277	$151,508,719
Essex Property Trust, Inc.	354,957	71,846,846
Mid-America Apartment Communities, Inc.	758,500	55,871,110
UDR, Inc.	1,670,770	51,426,301
		330,652,976

Diversified–0.00%

BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0

Freestanding–3.63%

National Retail Properties Inc.	1,212,900	46,733,037
Realty Income Corp.	899,113	41,772,790
		88,505,827

Healthcare–8.45%

Brookdale Senior Living Inc. (c)	601,229	21,295,531
Health Care REIT, Inc.	1,078,779	79,462,861
Healthcare Realty Trust, Inc.	1,650,541	43,590,788
National Health Investors, Inc.	413,400	27,400,152
Ventas, Inc.	476,600	34,100,730
		205,850,062

Industrial/Office: Industrial–6.60%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(d)	6,533	3,164,394
EastGroup Properties, Inc.	305,800	20,555,876
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,421,392
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,213,121
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,748,116)(b)(d)	3,534,653	3,482,761
Prologis, Inc.	2,957,049	125,024,032
		160,861,576

Industrial/Office: Office–16.19%

Boston Properties, Inc.	821,285	106,471,387
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(d)	4,646,429	2,745,631
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $918,371)(b)	2,789,299	484,911
Cousins Properties, Inc.	4,400,151	53,857,848
Empire State Realty Trust Inc. -Class A	1,457,324	24,424,750
Healthcare Trust of America, Inc. -Class A	3,052,644	38,951,738
Hudson Pacific Properties Inc.	1,403,788	39,474,519
Kilroy Realty Corp.	108,506	7,452,192

	Shares	Value

Industrial/Office: Office–(continued)

Paramount Group, Inc. (c)	686,565	$12,907,422
Piedmont Office Realty Trust Inc. -Class A	2,065,273	38,827,132
SL Green Realty Corp.	593,217	68,896,222
		394,493,752

Infrastructure–9.20%

American Tower Corp.	1,392,366	146,212,354
Crown Castle International Corp.	939,602	78,071,530
		224,283,884

Lodging-Resorts–8.79%

Hilton Worldwide Holdings Inc. (c)	1,591,244	41,722,418
Host Hotels & Resorts Inc.	2,205,040	51,245,129
LaSalle Hotel Properties	1,524,320	61,536,798
RLJ Lodging Trust	1,813,600	59,721,848
		214,226,193

Regional Malls–12.89%

General Growth Properties, Inc.	2,795,475	74,806,911
Simon Property Group, Inc.	1,258,890	227,607,312
Washington Prime Group Inc.	684,095	11,786,957
		314,201,180

Self Storage Facilities–5.40%

CubeSmart	1,750,198	37,699,265
Public Storage	500,705	93,947,279
		131,646,544

Shopping Centers–9.26%

Brixmor Property Group, Inc.	1,266,100	30,614,298
DDR Corp.	5,100,982	93,501,000
Federal Realty Investment Trust	531,300	70,482,258
Retail Opportunity Investments Corp.	1,896,178	31,211,090
		225,808,646

Timber REIT’S–4.79%

Weyerhaeuser Co.	3,303,303	116,639,629
Total Common Stocks & Other Equity Interests (Cost $1,648,696,102)		2,407,170,269

Money Market Funds–1.73%

Liquid Assets Portfolio –Institutional Class (e)	21,103,499	21,103,499
Premier Portfolio –Institutional Class (e)	21,103,499	21,103,499
Total Money Market Funds (Cost $42,206,998)		42,206,998
TOTAL INVESTMENTS–100.50% (Cost $1,690,903,100)		2,449,377,267
OTHER ASSETS LESS LIABILITIES–(0.50)%		(12,213,700)
NET ASSETS–100.00%		$2,437,163,567

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Schedule of Investments (a)

November 30, 2014

(Unaudited)

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $18,512,210, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	223,500	0.80
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Real Estate Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,430,865,057	$—	$18,512,210	$2,449,377,267

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $300,583,400 and $323,207,152, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$742,410,175

Aggregate unrealized (depreciation) of investment securities	2,569,720

Net unrealized appreciation of investment securities	$739,840,455
Cost of investments for tax purposes is $1,709,536,812.

Invesco Real Estate Fund

Invesco Short Term Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	STB-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–58.60%

Aerospace & Defense–0.23%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	$2,000,000	$2,102,354

Agricultural Products–0.39%

Ingredion Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,572,739

Airlines–1.23%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	129,957	138,323
Series 2013-2, Sr. Sec. Global Pass Through Ctfs., 4.95%, 01/15/23	1,387,633	1,491,706
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,239
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,369,734	3,881,513
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,004,410	1,061,536
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,083,566	4,540,414
		11,139,731

Apparel Retail–0.37%

L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/17	3,000,000	3,341,250

Asset Management & Custody Banks–0.31%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/19	2,784,000	2,806,198

Auto Parts & Equipment–0.44%

Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/17	4,000,000	3,993,250

Automobile Manufacturers–3.20%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.68%, 09/08/17	5,000,000	4,987,167
2.60%, 11/04/19	4,085,000	4,102,877
Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,750,471

	Principal Amount	Value

Automobile Manufacturers–(continued)

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	$8,700,000	$8,919,675
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 3.00%, 09/25/17	2,000,000	2,040,000
3.50%, 07/10/19	1,355,000	1,376,172
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/19(b)	3,831,000	3,936,735
		29,113,097

Automotive Retail–0.27%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	2,171,000	2,466,897

Biotechnology–0.07%

Gilead Sciences, Inc., Sr. Unsec. Global Notes, 2.35%, 02/01/20	592,000	600,293

Brewers–0.33%

Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,973,879

Cable & Satellite–0.15%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,404,071

Casinos & Gaming–0.06%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	515,625

Commodity Chemicals–0.30%

LyondellBasell Industries N.V., Sr. Unsec. Global Notes, 5.00%, 04/15/19	2,500,000	2,768,000

Construction & Engineering–0.44%

URS Corp., Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/17	4,000,000	4,014,506

Construction Materials–0.18%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,661,751

Consumer Finance–0.90%

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,642,457

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Consumer Finance–(continued)

Capital One Financial Corp., Sr. Unsec. Global Notes, 2.15%, 03/23/15	$1,750,000	$1,758,644
1.00%, 11/06/15	1,000,000	1,002,402
Navient Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	2,685,000	2,728,266
		8,131,769

Data Processing & Outsourced Services–0.32%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,876,741

Diversified Banks–8.02%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/18	2,700,000	2,816,129
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,110,469
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	179,483
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,170,105
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,776,662
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,629,660
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,310,077
Citigroup Inc., Jr. Unsec. Sub. Global Notes, 5.80% (c)	3,185,000	3,204,906
Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,116,998
Sr. Unsec. Notes, 2.50%, 09/26/18	7,500,000	7,644,789
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,015,000	1,033,127
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	2,007,232
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,360,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	1,390,000	1,369,150
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Notes, 1.70%, 09/25/17(b)	5,000,000	5,015,128
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,140,000	3,140,000
Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	603,147

	Principal Amount	Value

Diversified Banks–(continued)

Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	$3,495,000	$3,543,483
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	1,750,000	1,653,750
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	850,000	861,485
3.20%, 05/12/16(b)	3,200,000	3,301,839
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,332,785
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,050,032
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,214,836
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,007,620
Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,420,000
		72,872,892

Diversified Capital Markets–0.19%

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(c)	1,160,000	1,133,900
UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	567,354
		1,701,254

Diversified Chemicals–0.27%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	2,419,000	2,452,295

Diversified Metals & Mining–1.74%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	9,500,000	9,143,750
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(b)	1,330,000	1,340,765
2.70%, 10/25/17(b)	1,830,000	1,852,944
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,506,885
		15,844,344

Drug Retail–1.45%

CVS Health Corp., Sr. Unsec. Notes, 1.20%, 12/05/16	2,000,000	2,007,770
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 1.75%, 11/17/17	7,500,000	7,549,820
2.70%, 11/18/19	3,593,000	3,644,487
		13,202,077

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Electric Utilities–1.12%

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.34%, 09/01/15	$4,700,000	$4,725,127
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,521,762
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	3,882,707
		10,129,596

General Merchandise Stores–0.24%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,176,537

Gold–0.71%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,169,569
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,301,870
		6,471,439

Health Care Distributors–0.18%

McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,650,801

Health Care Equipment–0.34%

Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,718,432
CareFusion Corp., Sr. Unsec. Global Notes, 1.45%, 05/15/17	1,405,000	1,399,643
		3,118,075

Health Care REIT’s–0.81%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,779,460
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,542,931
		7,322,391

Health Care Services–1.01%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/17	5,000,000	4,972,001
2.25%, 06/15/19	2,815,000	2,812,374
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,403,213
		9,187,588

Hotels, Resorts & Cruise Lines–1.01%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	4,415,000	4,417,988
1.88%, 12/15/17	1,285,000	1,287,480

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	$1,000,000	$1,027,191
2.50%, 03/01/18	2,385,000	2,410,861
		9,143,520

Industrial Conglomerates–1.30%

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,014,024
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	3,060,000	3,159,450
Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/17(b)	5,000,000	4,993,722
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	673,614
		11,840,810

Industrial Machinery–0.90%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	950,000	948,836
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,018,414
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,000,000	2,200,000
		8,167,250

Integrated Oil & Gas–1.17%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,840,000	1,827,350
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.25%, 03/17/17	5,000,000	4,940,153
Petrobras International Finance Co. S.A. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,533,382
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	356,376
		10,657,261

Integrated Telecommunication Services–2.04%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	713,000	723,863
0.80%, 12/01/15	3,500,000	3,507,317
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	238,574
Verizon Communications, Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	13,715,000	14,106,240
		18,575,994

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Internet Software & Services–2.13%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 1.63%, 11/28/17(b)	$10,000,000	$10,030,755
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,960,226
2.75%, 06/09/19	1,744,000	1,751,486
eBay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,008,982
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/17(b)	2,600,000	2,603,691
		19,355,140

Investment Banking & Brokerage–1.71%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,548,858
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,515,531
Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	2,455,000	2,516,375
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	568,865
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,104,077
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,923,336
Sr. Unsec. Notes, 3.45%, 11/02/15	2,210,000	2,262,722
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	88,599
		15,528,363

Life & Health Insurance–2.09%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	391,404
Pricoa Global Funding I, Sec. Notes, 2.20%, 05/16/19(b)	5,965,000	5,959,516
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,250,000	2,289,730
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	4,066,671
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	191,298
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/19(b)	6,000,000	6,051,471
		18,950,090

	Principal Amount	Value

Managed Health Care–0.72%

Anthem Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	$1,750,000	$1,759,607
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,074,291
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,097,514
1.88%, 11/15/16	1,600,000	1,632,778
		6,564,190

Marine–0.22%

AP Moeller - Maersk AS (Denmark), Unsec. Notes, 2.55%, 09/22/19(b)	1,947,000	1,974,988

Movies & Entertainment–0.30%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,750,591

Multi-Utilities–1.11%

Dominion Gas Holdings LLC, Sr. Unsec. Global Notes, 1.05%, 11/01/16	7,000,000	7,003,444
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,037,725
		10,041,169

Office REIT’s–0.55%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,547,071
Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	2,410,000	2,466,099
		5,013,170

Oil & Gas Exploration & Production–1.75%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(d)	3,500,000	3,508,750
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	6,000,000	6,165,000
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,305,000	1,313,956
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,024,628
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	3,000,000	2,927,464
		15,939,798

Oil & Gas Refining & Marketing–0.17%

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,542,207

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.71%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	$1,120,000	$1,127,057
Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,973,479
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/18	2,350,000	2,378,028
		6,478,564

Other Diversified Financial Services–1.69%

Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Pass Through Ctfs., 6.13%, 11/30/19(b)	3,418,512	3,632,169
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,015,896
2.35%, 10/15/19(b)	2,775,000	2,777,291
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,803,490
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,145,248
		15,374,094

Packaged Foods & Meats–1.22%

General Mills, Inc., Sr. Unsec. Global Notes, 1.40%, 10/20/17	4,400,000	4,403,793
2.20%, 10/21/19	2,555,000	2,552,424
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	3,834,000	4,155,097
		11,111,314

Personal Products–0.31%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,768,277

Pharmaceuticals–4.05%
AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/17	5,000,000	5,030,007
Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/17	10,000,000	9,830,522
Sr. Unsec. Gtd. Global Notes, 2.45%, 06/15/19	895,000	879,929
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/17(b)	7,893,000	7,932,627
2.38%, 10/08/19(b)	2,823,000	2,845,341
Bristol-Myers Squibb Co., Sr. Unsec. Global Notes, 1.75%, 03/01/19	2,300,000	2,290,474
Perrigo Co. PLC, Sr. Unsec. Gtd. Global Notes, 1.30%, 11/08/16	3,000,000	2,997,634
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	5,000,000	5,007,247
		36,813,781

	Principal Amount	Value

Regional Banks–3.64%

BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/19	$1,250,000	$1,263,071
Branch Banking & Trust Co., Sr. Unsec. Bank Notes, 1.00%, 04/03/17	3,300,000	3,292,090
2.30%, 10/15/18	10,000,000	10,202,172
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	2,000,000	1,950,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	852,216
PNC Bank, N.A., Sr. Unsec. Bank Notes, 1.30%, 10/03/16	6,000,000	6,052,411
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,097,016
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	5,350,000	5,390,125
		33,099,101

Retail REIT’s–0.38%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,492,125

Specialized Finance–0.84%

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,012,500
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,150,000	2,183,455
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,430,473
		7,626,428

Specialized REIT’s–0.50%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,154,409
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,440,833
6.11%, 01/15/20(b)	900,000	1,036,125
4.88%, 08/15/20(b)	245,000	274,804
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	604,593
		4,510,764

Specialty Stores–0.34%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/19	1,370,000	1,464,187
Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	1,566,000	1,588,809
		3,052,996

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Steel–0.61%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	$1,615,000	$1,645,281
4.25%, 03/01/16	1,000,000	1,025,000
5.00%, 02/25/17	2,000,000	2,100,000
6.13%, 06/01/18	750,000	800,625
		5,570,906

Systems Software–0.41%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,547,373
Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,166,345
		3,713,718

Tobacco–0.26%

Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/20	2,328,000	2,346,067

Trading Companies & Distributors–0.44%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)	4,000,000	3,980,000

Trucking–0.34%

Penske Truck Leasing Co., L.P. /PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,057,384
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,006,538
		3,063,922

Wireless Telecommunication Services–0.42%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	890,374
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	2,500,000	2,906,250
		3,796,624
Total U.S. Dollar Denominated Bonds and Notes (Cost $527,221,962)		532,454,662

Asset-Backed Securities–26.39%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,081,545
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,062,325
Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.47%, 05/14/20(b)(d)	931,076	926,420

	Principal Amount	Value
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/45	$6,300,000	$6,526,261
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/45	6,300,000	6,522,714
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.35%, 09/10/47(d)	3,230,000	3,351,477
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.66%, 05/25/34(d)	187,156	186,839
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.31%, 08/25/33(d)	304,810	304,576
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,082,035
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	2,959,264	3,075,868
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(d)	5,725,000	6,009,879
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(b)(d)	2,500,000	2,661,194
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	471,598	502,890
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.47%, 04/20/19(b)(d)	2,690,043	2,666,370
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.90%, 08/15/26(b)(d)	3,500,000	3,502,590
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.45%, 04/19/22(b)(d)	1,969,365	1,950,460
CDGJ Commercial Mortgage Trust, Series 2014-BXCH,Class A, Floating Rate Pass Through Ctfs., 1.55%, 12/15/16(b)(d)	2,300,000	2,300,000
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.66%, 07/17/19(d)	4,000,000	3,872,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.96%, 05/15/30(b)(d)	$3,770,000	$3,768,558
Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.35%, 02/15/31(b)(d)	5,000,000	4,998,275
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.55%, 06/15/33(b)(d)	5,000,000	5,013,345
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.18%, 08/25/34(d)	868,791	864,134
Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,500,000	2,509,460
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.21%, 06/08/30(b)(d)	4,125,000	4,125,996
Comstock Funding Ltd (Cayman Islands), Series 2006-1A,Class B, Floating Rate Pass Through Ctfs., 0.98%, 05/30/20(b)(d)	3,500,000	3,442,600
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.43%, 06/25/34(d)	3,269,733	3,072,895
Credit Suisse First Mortgage Securities Corp., Series 2005-C1, Class AJ, Pass Through Ctfs., 5.08%, 02/15/38	3,050,000	3,059,028
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)	203,319	204,153
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $89,464)(b)	71,686	71,865
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.61%, 04/12/20(b)(d)	3,065,000	3,005,539
Flagship CLO V, Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 0.58%, 09/20/19(b)(d)	1,000,000	983,100
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.94%, 02/22/21(b)(d)	2,219,000	2,189,709
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.47%, 04/19/21(b)(d)	2,479,381	2,452,356

	Principal Amount	Value
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.57%, 05/15/21(b)(d)	$1,667,000	$1,641,328
GCCFC COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.30%, 10/13/28(b)(d)	3,000,000	3,050,136
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.45%, 02/15/27(b)(d)	5,000,000	5,009,870
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 05/11/21(b)(d)	7,000,000	6,722,100
Hewett’s Island CDO Ltd (Cayman Islands), Series 2007-6A ,Class D, Floating Rate Pass Through Ctfs., 2.48%, 06/09/19(b)(d)	4,500,000	4,524,750
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,020,505
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.57%, 08/01/20(b)(d)	5,000,000	4,967,000
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.63%, 08/01/20(b)(d)	4,032,000	3,939,264
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	1,800,000	1,902,911
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	7,900,000	8,225,922
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.62%, 07/26/36(b)(d)	3,433,866	3,460,111
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.59%, 10/19/20(b)(d)	3,500,000	3,451,700
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	5,000,000	5,339,085
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	97,722	98,513
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,790,000	4,847,732
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,000,000	5,151,695
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	4,200,000	4,272,595

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Madison Park Funding II Ltd., Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.49%, 03/25/20(b)(d)	$1,788,840	$1,779,717
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	273,387	278,890
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	10,000,000	10,618,500
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.48%, 01/26/36(b)(d)	2,910,806	2,937,213
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,766,696
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	3,687,420	3,447,966
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,578,430	3,363,989
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	4,928,649	4,892,477
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,237,277	3,213,502
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,698,885	1,715,451
Southfork CLO Ltd. (Cayman Islands), Series 2005-1A, Class B, Floating Rate Pass Through Ctfs., 1.28%, 02/01/17(b)(d)	3,000,000	3,000,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.43%, 11/25/34(d)	1,230,139	1,212,296
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.57%, 10/25/20(b)(d)	2,000,000	1,957,600
T2 Income Fund CLO Ltd. (Cayman Islands), Series 2007-1A, Class B, Floating Rate Pass Through Ctfs., 0.83%, 07/15/19(b)(d)	7,400,000	7,345,240
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	48,457	49,294
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	32,174	32,762

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	$2,620,242	$2,632,891
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(d)	16,181	16,546
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.44%, 12/15/44(d)	7,240,685	7,441,588
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.39%, 08/25/33(d)	1,376,468	1,420,439
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/27(b)(d)	3,500,000	3,501,078
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,062,285
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,079,770	1,086,987
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 09/25/34(d)	271,020	276,981
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	743,434	754,734
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/46(d)	4,500,000	5,031,187
Total Asset-Backed Securities (Cost $241,319,278)		239,807,982

U.S. Treasury Securities–9.70%

U.S. Treasury Bills–0.06%

0.00%, 08/20/15(e)(f)	575,000	574,602

U.S. Treasury Notes–9.64%

0.38% , 10/31/16	49,298,000	49,233,364
0.88% , 11/15/17	13,259,000	13,264,592
1.50% , 10/31/19	25,083,000	25,101,940
		87,599,896
Total U.S. Treasury Securities (Cost $87,865,247)		88,174,498

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.32%

Collateralized Mortgage Obligations–0.07%
Fannie Mae REMICs, 0.61%, 02/25/47(d)	171,655	172,821
Freddie Mac REMICS, 7.50%, 09/15/29	254,291	296,053
1.15%, 12/15/31(d)	76,614	78,922
1.10%, 01/15/32(d)	44,614	45,936
		593,732

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.08%

Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd.,, Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $731,719)(b)(d)	$731,719	$732,101

Federal Home Loan Mortgage Corp. (FHLMC)–0.22%

Pass Through Ctfs., 9.00%, 05/01/15	975	977
7.50%, 06/01/16 to 12/01/16	17,730	18,080
7.00%, 12/01/16 to 10/01/34	736,390	837,951
6.00%, 02/01/17 to 03/01/23	403,070	445,722
8.50%, 02/01/19 to 08/17/26	344,119	387,816
6.50%, 01/01/33 to 12/01/35	49,886	56,802
Pass Through Ctfs., ARM, 2.01%, 07/01/36(d)	145,932	154,136
2.69%, 02/01/37(d)	40,114	43,230
2.68%, 01/01/38(d)	56,165	60,566
		2,005,280

Federal National Mortgage Association (FNMA)–0.72%
Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	424,953	479,090
7.00%, 04/01/15 to 08/01/36	3,299,232	3,764,942
8.50%, 09/01/15 to 07/01/30	274,507	329,554
6.50%, 11/01/16 to 10/01/35	855,959	956,581
8.00%, 12/01/17 to 08/01/32	498,949	535,376
9.00%, 01/01/30	86,538	101,480
Pass Through Ctfs., ARM, 2.01%, 09/01/19(d)	11,005	11,033
2.34%, 11/01/32(d)	52,716	55,715
2.33%, 05/01/35(d)	242,986	259,751
2.33%, 03/01/38(d)	55,385	$59,301
		6,552,823

Government National Mortgage Association (GNMA)–0.23%
Pass Through Ctfs., 7.00%, 05/15/17 to 06/15/32	239,670	256,019
9.50%, 09/15/17	234	235
6.00%, 06/15/18	140,813	148,883
7.75%, 11/15/19 to 02/15/21	77,846	78,298
6.50%, 07/15/23 to 02/15/34	1,273,859	1,467,364
7.50%, 12/20/25	37,508	45,252
8.50%, 07/20/27	68,746	80,081
		2,076,132
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,760,959)		11,960,068

	Shares

Preferred Stocks–0.61%

Investment Banking & Brokerage–0.28%

Goldman Sachs Group, Inc. (The) series J, 5.50% Pfd.	105,000	2,537,850

	Shares	Value

Regional Banks–0.23%

PNC Financial Services Group, Inc. (The) Series P, 6.13% Pfd.	75,000	$2,062,500

Reinsurance–0.10%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	33,000	930,600
Total Preferred Stocks (Cost $5,325,000)		5,530,950

	Principal Amount

Municipal Obligations–0.56%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 1.30%, 07/01/16	$2,000,000	2,020,640
2.11%, 07/01/18	3,000,000	3,041,820
Total Municipal Obligations (Cost $5,000,000)		5,062,460

Non-Agency Obligations–0.38%

Freddie Mac, Series 2014-DN1, Class M2, STACR® Debt Notes, 2.36%, 02/25/24(b) (d) (g)	1,800,000	1,771,578
Series 2014-HQ2, Class M2, STACR® Debt Notes, 2.36%, 09/25/24(b) (d) (g)	1,700,000	1,648,370
Total Non-Agency Obligations (Cost $3,509,925)		3,419,948

	Shares

Money Market Funds–1.62%

Liquid Assets Portfolio –Institutional Class (h)	7,369,400	7,369,400
Premier Portfolio –Institutional Class (h)	7,369,400	7,369,400
Total Money Market Funds (Cost $14,738,800)		14,738,800

Options Purchased–0.02%
(Cost $189,301) (i)		228,155
TOTAL INVESTMENTS–99.20% (Cost $895,930,472)		901,377,523
OTHER ASSETS LESS LIABILITIES–0.80%		7,228,108
NET ASSETS–100.00%		$908,605,631

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
Ctfs.	— Certificates
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
STACR®	— Structured Agency Credit Risk
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $232,738,078, which represented 25.61% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

(i)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value		Value

EUR versus USD	Put	Deutsche Bank	01/05/15	USD 1.23	EUR	30,000,000	$228,155

Total Foreign Currency Options Purchased - Currency Risk (Cost $189,301)							$228,155

Abbreviations:

EUR - Euro	USD - U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Short Term Bond Fund

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or

Invesco Short Term Bond Fund

H.	Swap Agreements –(continued)

increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.

Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

J.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$20,269,750	$—	$—	$20,269,750
Corporate Debt Securities	—	532,454,662	—	532,454,662
Asset-Backed Securities	—	239,807,982	—	239,807,982
U.S. Government Sponsored Agency Securities	—	11,960,068	—	11,960,068
U.S. Treasury Securities	—	88,174,498	—	88,174,498
Municipal Obligations	—	5,062,460	—	5,062,460
Non Agency Obligations	—	3,419,948	—	3,419,948
Options Purchased	—	228,155	—	228,155
	20,269,750	881,107,773	—	901,377,523
Futures Contracts*	(473,254)	—	—	(473,254)
Swap Agreements*	—	(342,336)	—	(342,336)
Total Investments	$19,796,496	$880,765,437	$—	$900,561,933

* Unrealized appreciation (depreciation).

Invesco Short Term Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$—	$(342,336)
Currency Risk:
Options Purchased (b)	228,155	—
Interest rate risk:
Futures contracts (a)	149,437	(622,691)
Total	$377,592	$(965,027)
(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.
(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended November 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations(a)
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(114,112)
Interest rate risk	(2,578,185)	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	59,971
Interest rate risk	(399,207)	—
Total	$(2,977,392)	$(54,141)
(a)	Options purchased are included in the net realized gain from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the nine month average notional value of futures contracts, swap agreements and four month average notional value of options purchased outstanding during the period.

	Futures Contracts	Swap Agreements	Options Purchased
Average notional value	$257,192,552	$6,000,000	$36,118,500

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	781	March-2015	$171,148,829	$148,838
U.S. Treasury 5 Year Notes	Long	1	March-2015	119,492	599
U.S. Treasury 10 Year Notes	Short	743	March-2015	(94,395,828)	(622,691)
Total Futures Contracts - Interest Rate Risk					$(473,254)

Invesco Short Term Bond Fund

Open Credit Default Swap Agreements - Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup, Inc.	Buy	(1.00)%	06/20/17	0.37%	$6,000,000	$245,552	$(342,336)
(a)	Implied credit spreads represent the current level as of November 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $492,113,070 and $387,050,085, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,208,840,368 and $1,191,958,637, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,546,119
Aggregate unrealized (depreciation) of investment securities	(5,124,532)
Net unrealized appreciation of investment securities	$5,421,587
Cost of investments for tax purposes is $895,955,936.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	GOV-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–51.02%

Collateralized Mortgage Obligations–20.66%

Fannie Mae REMICs, 5.00%, 04/25/18 to 09/25/37	$4,292,521	$4,479,962
4.00%, 07/25/18 to 07/25/40	6,612,469	7,001,190
4.25%, 12/25/19 to 02/25/37	3,321,839	3,485,946
2.25%, 02/25/21	562,159	572,566
2.50%, 03/25/26	2,059,903	2,103,388
4.50%, 07/25/27	37,693	37,996
7.00%, 09/18/27	1,445,767	1,626,711
6.50%, 03/25/32	4,006,973	4,544,038
5.75%, 10/25/35	1,433,318	1,604,489
0.46%, 05/25/36(a)	5,691,700	5,702,753
3.00%, 09/25/36	2,670,583	2,708,095
0.66%, 03/25/37 to 03/25/40(a)	6,955,803	6,999,340
0.56%, 06/25/38(a)	9,179,652	9,226,524
6.57%, 06/25/39(a)	3,042,177	3,520,233
0.71%, 02/25/41(a)	6,024,682	6,082,540
0.68%, 11/25/41(a)	2,498,410	2,528,297
Federal Home Loan Bank 5.07%, 10/20/15	1,794,159	1,852,120
Freddie Mac REMICs, 4.00%, 12/15/17 to 07/15/23	2,044,041	2,086,689
4.50%, 07/15/18 to 11/15/39	2,430,431	2,577,278
3.00%, 10/15/18 to 04/15/26	3,298,615	3,401,683
3.75%, 10/15/18	547,076	553,677
4.25%, 01/15/19	119,722	119,883
5.00%, 01/15/19 to 04/15/19	1,345,039	1,411,294
3.50%, 12/15/27	702,683	712,662
0.55%, 04/15/28 to 06/15/37(a)	10,785,597	10,835,052
0.65%, 12/15/35 to 03/15/40(a)	8,483,630	8,566,138
0.45%, 03/15/36(a)	5,368,959	5,404,268
0.50%, 11/15/36 to 03/15/39 (a)	5,252,260	5,266,803
0.60%, 03/15/39 to 02/15/42(a)	20,869,279	21,010,968
1.01%, 11/15/39(a)	862,160	879,722
Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	3,298,144	3,370,010
4.50%, 10/20/33 to 01/16/34	5,516,752	5,614,746
5.74%, 08/20/34(a)	2,134,525	2,407,274
5.86%, 01/20/39(a)	6,328,164	7,214,392
0.95%, 09/16/39(a)	2,525,967	2,584,637
4.50%, 07/20/41(a)	1,795,709	1,933,910
1.63%, 09/20/41(a)	6,593,877	6,981,603
		157,008,877

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.12%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $914,649)(a)(b)	$914,649	$915,127

Federal Home Loan Mortgage Corp. (FHLMC)–9.08%

Pass Through Ctfs., 7.00%, 12/01/14 to 03/01/36	1,909,381	2,167,399
6.50%, 11/01/15 to 12/01/35	7,857,119	9,166,259
8.00%, 12/01/15 to 02/01/35	4,428,655	5,550,896
10.00%, 02/01/16 to 04/01/20	105,962	117,187
6.00%, 06/01/17 to 07/01/38	2,099,520	2,311,991
10.50%, 08/01/19 to 01/01/21	7,286	7,395
4.50%, 09/01/20 to 01/01/40	6,420,872	7,007,595
8.50%, 09/01/20 to 08/01/31	319,019	398,572
7.50%, 11/01/20 to 05/01/35	3,554,436	4,311,900
9.50%, 11/01/20 to 04/01/25	61,644	67,027
9.00%, 06/01/21 to 04/01/25	318,880	353,240
5.50%, 12/01/22 to 01/01/37	2,695,239	2,911,252
3.50%, 08/01/26	3,604,454	3,839,531
3.00%, 05/01/27 to 07/01/27	4,888,313	5,114,786
7.05%, 05/20/27	304,687	348,411
6.03%, 10/20/30	610,182	710,499
5.00%, 07/01/35 to 01/01/40	3,474,903	3,872,955
Pass Through Ctfs., ARM, 2.43%, 09/01/35(a)	2,201,659	2,362,827
2.05%, 10/01/36(a)	2,846,756	3,018,456
2.41%, 10/01/36(a)	941,977	1,015,320
2.54%, 12/01/36(a)	611,893	658,832
1.88%, 05/01/37(a)	937,739	987,452
2.52%, 11/01/37(a)	3,067,284	3,306,823
2.68%, 01/01/38(a)	449,323	484,527
2.53%, 06/01/43(a)	6,977,269	7,301,315
3.17%, 06/01/44(a)	1,515,392	1,583,073
		68,975,520

Federal National Mortgage Association (FNMA)–18.10%

Pass Through Ctfs., 7.50%, 02/01/15 to 08/01/37	5,023,559	6,024,356
7.00%, 04/01/15 to 06/01/36	6,580,491	7,629,858
8.00%, 08/01/15 to 12/01/36	4,116,717	4,939,228
12.00%, 01/01/16	1,264	1,281
6.50%, 04/01/16 to 10/01/38	6,668,936	7,600,484
6.00%, 05/01/16 to 10/01/38	7,842,814	8,877,348
9.50%, 07/01/16 to 08/01/22	10,494	11,342
9.00%, 12/01/16	16,784	17,634
5.00%, 01/01/17 to 03/01/39	4,865,071	5,331,853
4.50%, 04/01/19 to 08/01/39	6,388,798	6,926,573
10.00%, 12/20/19 to 12/20/21	85,965	91,418

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

5.50%, 03/01/21 to 05/01/35	$7,800,848	$8,775,776
6.75%, 07/01/24	556,063	635,618
8.50%, 01/01/25 to 08/01/37	2,529,650	3,108,172
9.98%, 04/20/25	34,139	34,787
6.95%, 07/01/25 to 10/01/25	107,803	113,100
3.50%, 05/01/27 to 06/01/27	6,560,702	7,011,224
Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	3,467,764	3,733,039
2.33%, 05/01/35(a)	1,886,712	2,016,887
2.27%, 01/01/37(a)	8,323,603	8,924,287
2.83%, 02/01/42(a)	3,139,942	3,286,673
2.30%, 06/01/43(a)	4,293,755	4,343,195
2.26%, 08/01/43(a)	4,047,539	4,152,425
Pass Through Ctfs., BAL, 3.84%, 04/01/18	5,596,123	6,013,505
Pass Through Ctfs., TBA, 3.50%, 12/01/44(c)	25,700,000	26,788,233
4.00%, 12/01/44(c)	10,500,000	11,211,210
		137,599,506

Government National Mortgage Association (GNMA)–3.06%

Pass Through Ctfs., 12.00%, 04/15/15	180	181
10.00%, 06/15/16 to 07/15/24	136,058	148,843
8.50%, 09/20/16 to 01/15/37	275,166	314,054
9.00%, 10/15/16 to 04/15/21	45,578	47,091
8.75%, 10/20/16	12,719	12,782
8.00%, 12/15/16 to 08/15/36	1,904,456	2,208,924
9.50%, 08/15/17 to 03/15/23	55,050	62,712
6.50%, 09/15/17 to 01/15/37	3,490,703	3,967,263
7.00%, 07/15/18 to 12/15/36	1,499,814	1,651,763
6.95%, 07/20/25 to 11/20/26	414,168	440,254
7.50%, 03/15/26 to 10/15/35	2,237,967	2,714,820
6.00%, 12/15/28 to 08/15/33	1,560,490	1,794,578
6.10%, 12/20/33	2,862,434	3,353,215
3.50%, 08/20/42 to 10/20/42	6,291,671	6,564,232
		23,280,712
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $374,766,638)		387,779,742

U.S. Treasury Securities–33.93%

U.S. Treasury Bills–0.16%

0.08%, 08/20/15(d)(e)	1,245,000	1,244,139

U.S. Treasury Notes–28.14%

2.75%, 05/31/17	1,500,000	1,576,784
0.75%, 06/30/17	5,000,000	4,999,697
0.88%, 07/15/17	18,500,000	18,559,614
0.63%, 08/31/17	11,600,000	11,541,363
0.63%, 09/30/17	16,550,000	16,445,702
0.75%, 12/31/17	21,000,000	20,874,409
0.88%, 01/31/18	5,750,000	5,731,802
1.38%, 12/31/18	6,300,000	6,322,282
1.63%, 06/30/19	29,000,000	29,279,630

	Principal Amount	Value

U.S. Treasury Notes–(continued)

1.63%, 07/31/19	$22,700,000	$22,901,191
1.00%, 11/30/19	4,000,000	3,902,348
3.63%, 02/15/20	7,800,000	8,615,155
1.13%, 03/31/20	6,000,000	5,861,066
3.50%, 05/15/20	14,500,000	15,938,398
2.00%, 09/30/20	7,000,000	7,114,726
3.13%, 05/15/21	11,000,000	11,876,586
2.13%, 06/30/21	9,000,000	9,158,903
2.13%, 08/15/21	3,700,000	3,759,555
2.00%, 10/31/21	2,500,000	2,519,546
2.00%, 11/15/21	100,000	100,813
1.75%, 05/15/22	1,750,000	1,726,238
2.38%, 08/15/24	5,000,000	5,090,162
		213,895,970

U.S. Treasury Bonds–3.71%

7.88%, 02/15/21	6,500,000	8,852,318
3.50%, 02/15/39	2,500,000	2,801,368
4.25%, 05/15/39	2,900,000	3,645,679
4.63%, 02/15/40	2,800,000	3,722,135
3.38%, 05/15/44	8,400,000	9,196,261
		28,217,761

U.S. Treasury Inflation-Indexed Notes–1.92%

0.63%, 01/15/24	14,281,680(f)	14,563,847
Total U.S. Treasury Securities (Cost $254,507,485)		257,921,717

U.S. Government Sponsored Agency Securities–7.97%

Federal Agricultural Mortgage Corp.(FAMC)–1.41%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	6,622,478
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,102,549
		10,725,027

Federal Farm Credit Bank (FFCB)–1.22%

Unsec. Bonds, 1.05%, 03/28/16	4,000,000	4,040,495
Unsec. Medium-Term Notes, 5.75%, 12/07/28	4,000,000	5,259,645
		9,300,140

Federal Home Loan Bank (FHLB)–1.13%

Unsec. Bonds, 1.50%, 10/12/17	4,800,000	4,874,159
2.88%, 09/11/20	3,500,000	3,679,269
		8,553,428

Federal Home Loan Mortgage Corp. (FHLMC)–1.55%

Series 1, Unsec. Global Notes, 0.75%, 01/12/18	1,800,000	1,785,043
Unsec. Global Notes, 2.38%, 01/13/22	9,800,000	9,976,037
		11,761,080

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.78%

Unsec. Global Notes, 5.00%, 05/11/17	$4,000,000	$4,409,277
2.63%, 09/06/24	1,500,000	1,514,102

		5,923,379

Tennessee Valley Authority (TVA)–1.88%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	12,362,594
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,942,788

		14,305,382
Total U.S. Government Sponsored Agency Securities (Cost $59,764,265)		60,568,436

Bonds–6.82%

Collateralized Mortgage Obligations–5.54%

La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $11,337,261)(b)	10,953,875	11,515,261
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.49%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $17,213,822)(a)(b)	16,646,604	17,307,274
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	2,375,000	2,403,625
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(a)	775,000	798,513
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,408,892
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, Variable Rate Pass Through Ctfs., 5.07%, 08/13/42(a)	3,575,000	3,641,415
		42,074,980

Credit Cards–0.93%

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,122,143

Sovereign Debt–0.35%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	2,200,000	2,651,537
Total Bonds (Cost $50,939,163)		51,848,660

	Principal Amount	Value

Corporate Notes–2.69%

Private Export Funding Corp.–2.69%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	$4,800,000	$5,366,274
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,123,831
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,068,492
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,894,057
Total Corporate Notes (Cost $19,786,226)		20,452,654

Non-Agency Obligations–1.57%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.36%, 02/25/24(a)(b)(g)	7,500,000	7,381,575
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.56%, 10/25/24(a)(b)(g)	840,313	835,422
Series 2014-HQ2, Class M2, Floating Rate STACR® Debt Notes, 2.36%, 09/25/24(a)(b)(g)	3,850,000	3,733,074
Total Non-Agency Obligations (Cost $12,215,448)		11,950,071

	Shares

Money Market Funds–0.33%

Government & Agency Portfolio –Institutional Class (Cost $2,476,032) (h)	2,476,032	2,476,032

Options Purchased–0.01%

(Cost $219,037)(i)		74,360
TOTAL INVESTMENTS–104.34% (Cost $774,674,294)		793,071,672
OTHER ASSETS LESS LIABILITIES–(4.34)%		(32,955,158)
NET ASSETS–100.00%		$760,116,514

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMICs	—Real Estate Mortgage investment Conduits
Sec.	—Secured
Sr.	—Senior
STACR®	—Structured Agency Credit Risk Debt Notes
TBA	—To Be Announced
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $54,719,103, which represented 7.20% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount of security and interest payments are adjusted for inflation. See Note 1E.
(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
(i)	The table below details options purchased:

Open Over-The-Counter Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.45%	Receive	3 Month USD LIBOR	05/06/15	$13,500,000	$74,360

Abbreviations:
LIBOR – London Interbank Offered Rate
USD – U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

Invesco U.S. Government Fund

F.	Futures Contracts – (continued)

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco U.S. Government Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,476,032	$—	$—	$2,476,032
U.S. Treasury Securities	—	257,921,717	—	257,921,717
U.S. Government Sponsored Agency Securities	—	448,348,178	—	448,348,178
Corporate Notes	—	20,452,654	—	20,452,654
Foreign Sovereign Debt Securities	—	2,651,537	—	2,651,537
Bonds	—	49,197,123	—	49,197,123
Non-Agency Obligations	—	11,950,071	—	11,950,071
Swaptions Purchased	—	74,360	—	74,360
	2,476,032	790,595,640	—	793,071,672
Futures Contracts*	1,045,017	—	—	1,045,017
Total Investments	$3,521,049	$790,595,640	$—	$794,116,689

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:	$1,477,194	$(432,177)
Futures contracts (a)
Swaptions purchased (b)	74,360	—
Total	$1,551,554	$(432,177)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Swaptions purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended November 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations(a)
Futures Contracts
Realized Gain:
Interest rate risk	$6,334,937
Change in Unrealized Appreciation:
Interest rate risk	24,678
Total	$6,359,615
(a)	Swaptions purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

Invesco U.S. Government Fund

The table below summarizes the nine month average notional value of futures contracts and the three month average notional value for swaptions purchased outstanding during the period.

	Futures Contracts	Swaptions Purchased
Average notional value	$193,726,428	$224,500,000

	Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	Long	540	March-2015	$86,838,750	$1,473,172
U.S. Treasury 2 Year Notes	Long	21	March-2015	4,601,953	4,022
U.S. Treasury 5 Year Notes	Short	110	March-2015	(13,144,141)	(54,376)
U.S. Treasury 10 Year Notes	Short	75	March-2015	(9,528,516)	(68,597)
U.S. Treasury 30 Year Bonds	Short	183	March-2015	(26,100,375)	(309,204)
Total Futures Contracts – Interest Rate Risk					$1,045,017

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $145,073,981 and $176,635,452, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $242,324,778 and $222,470,264, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,092,047
Aggregate unrealized (depreciation) of investment securities	(5,001,382)
Net unrealized appreciation of investment securities	$15,090,665
Cost of investments for tax purposes is $777,981,007.

Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.